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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Semi-Annual Shareholder Report June 30, 2025

Conservative Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.33%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$46,984,089
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$70,831

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	42.4%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Madison Large Cap Fund, Class R6	8.5%
Janus Henderson Mortgage-Backed Securities ETF	7.8%
Invesco S&P 500 Quality ETF	6.6%
Vanguard Information Technology ETF	3.1%
Vanguard FTSE Europe ETF	2.9%
iShares MSCI Emerging Markets Asia ETF	2.6%
Vanguard Short-Term Corporate Bond ETF	2.1%
Distillate U.S. Fundamental Stability & Value ETF	2.1%

Portfolio Allocation (% of Net Assets)

Investment Companies	50.9%
Exchange Traded Funds	47.9%
Short-Term Investments	2.8%
Other Assets and Liabilities, Net	(1.6%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Conservative Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Conservative Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.58%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$46,984,089
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$70,831

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	42.4%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Madison Large Cap Fund, Class R6	8.5%
Janus Henderson Mortgage-Backed Securities ETF	7.8%
Invesco S&P 500 Quality ETF	6.6%
Vanguard Information Technology ETF	3.1%
Vanguard FTSE Europe ETF	2.9%
iShares MSCI Emerging Markets Asia ETF	2.6%
Vanguard Short-Term Corporate Bond ETF	2.1%
Distillate U.S. Fundamental Stability & Value ETF	2.1%

Portfolio Allocation (% of Net Assets)

Investment Companies	50.9%
Exchange Traded Funds	47.9%
Short-Term Investments	2.8%
Other Assets and Liabilities, Net	(1.6%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Conservative Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Moderate Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.33%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$101,959,298
# of Portfolio Holdings	20
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$153,356

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.2%
Madison Large Cap Fund, Class R6	13.8%
Invesco S&P 500 Quality ETF	9.7%
Vanguard FTSE Europe ETF	5.5%
Vanguard Information Technology ETF	5.1%
iShares MSCI Emerging Markets Asia ETF	4.8%
Janus Henderson Mortgage-Backed Securities ETF	4.2%
Distillate U.S. Fundamental Stability & Value ETF	3.6%
iShares Core S&P Small-Cap ETF	3.2%
Schwab Intermediate-Term U.S. Treasury ETF	3.1%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	54.7%
Investment Companies	42.1%
Short-Term Investments	6.7%
Other Assets and Liabilities, Net	(3.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Moderate Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Moderate Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.58%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$101,959,298
# of Portfolio Holdings	20
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$153,356

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.2%
Madison Large Cap Fund, Class R6	13.8%
Invesco S&P 500 Quality ETF	9.7%
Vanguard FTSE Europe ETF	5.5%
Vanguard Information Technology ETF	5.1%
iShares MSCI Emerging Markets Asia ETF	4.8%
Janus Henderson Mortgage-Backed Securities ETF	4.2%
Distillate U.S. Fundamental Stability & Value ETF	3.6%
iShares Core S&P Small-Cap ETF	3.2%
Schwab Intermediate-Term U.S. Treasury ETF	3.1%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	54.7%
Investment Companies	42.1%
Short-Term Investments	6.7%
Other Assets and Liabilities, Net	(3.5%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Moderate Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Aggressive Allocation Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.32%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$41,383,479
# of Portfolio Holdings	19
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$59,918

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Large Cap Fund, Class R6	16.5%
Madison Core Bond Fund, Class R6	13.9%
Invesco S&P 500 Quality ETF	12.4%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.3%
Distillate U.S. Fundamental Stability & Value ETF	6.8%
iShares MSCI Emerging Markets Asia ETF	6.3%
SPDR S&P Bank ETF	4.5%
iShares Core S&P Small-Cap ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	3.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	64.5%
Investment Companies	31.8%
Short-Term Investments	8.7%
Other Assets and Liabilities, Net	(5.0%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Aggressive Allocation Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Aggressive Allocation Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.57%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$41,383,479
# of Portfolio Holdings	19
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$59,918

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Large Cap Fund, Class R6	16.5%
Madison Core Bond Fund, Class R6	13.9%
Invesco S&P 500 Quality ETF	12.4%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.3%
Distillate U.S. Fundamental Stability & Value ETF	6.8%
iShares MSCI Emerging Markets Asia ETF	6.3%
SPDR S&P Bank ETF	4.5%
iShares Core S&P Small-Cap ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	3.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	64.5%
Investment Companies	31.8%
Short-Term Investments	8.7%
Other Assets and Liabilities, Net	(5.0%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Aggressive Allocation Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Diversified Income Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.27%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$144,073,661
# of Portfolio Holdings	16
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$180,875

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	22.4%
Madison Dividend Value ETF	19.0%
Madison Aggregate Bond ETF	17.9%
Madison Covered Call ETF	15.7%
SPDR Portfolio High Yield Bond ETF	10.0%
Janus Henderson Mortgage-Backed Securities ETF	4.9%
Global X MLP ETF	4.0%
Schwab U.S. Dividend Equity ETF	3.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.4%
Short-Term Investments	1.4%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Diversified Income Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Diversified Income Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$26	0.52%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$144,073,661
# of Portfolio Holdings	16
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$180,875

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	22.4%
Madison Dividend Value ETF	19.0%
Madison Aggregate Bond ETF	17.9%
Madison Covered Call ETF	15.7%
SPDR Portfolio High Yield Bond ETF	10.0%
Janus Henderson Mortgage-Backed Securities ETF	4.9%
Global X MLP ETF	4.0%
Schwab U.S. Dividend Equity ETF	3.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.4%
Short-Term Investments	1.4%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(0.8%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Diversified Income Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Core Bond Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$29	0.58%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$53,754,931
# of Portfolio Holdings	254
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$172,883

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 6.625%, due 02/15/27	1.5%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Notes, 2.875%, due 05/15/28	1.4%
U.S. Treasury Notes, 2.625%, due 02/15/29	1.3%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	41.1%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	18.9%
Collateralized Mortgage Obligations	6.5%
Foreign Corporate Bonds	3.1%
Short-Term Investments	2.5%
Asset Backed Securities	1.2%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Core Bond Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Core Bond Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$42	0.83%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$53,754,931
# of Portfolio Holdings	254
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$172,883

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 6.625%, due 02/15/27	1.5%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Notes, 2.875%, due 05/15/28	1.4%
U.S. Treasury Notes, 2.625%, due 02/15/29	1.3%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	41.1%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	18.9%
Collateralized Mortgage Obligations	6.5%
Foreign Corporate Bonds	3.1%
Short-Term Investments	2.5%
Asset Backed Securities	1.2%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Core Bond Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Large Cap Value Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$32	0.63%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$164,797,008
# of Portfolio Holdings	40
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$521,825

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

CME Group, Inc.	4.3%
Automatic Data Processing, Inc.	4.0%
Blackrock, Inc.	3.9%
Morgan Stanley	3.8%
Honeywell International, Inc.	3.8%
NextEra Energy, Inc.	3.5%
Home Depot, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Johnson & Johnson	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	20.3%
Financials	20.0%
Health Care	14.1%
Energy	8.9%
Consumer Discretionary	8.7%
Information Technology	8.1%
Consumer Staples	7.3%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	2.8%
Communication Services	2.7%
Materials	1.9%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Value Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Large Cap Value Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$44	0.88%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$164,797,008
# of Portfolio Holdings	40
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$521,825

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

CME Group, Inc.	4.3%
Automatic Data Processing, Inc.	4.0%
Blackrock, Inc.	3.9%
Morgan Stanley	3.8%
Honeywell International, Inc.	3.8%
NextEra Energy, Inc.	3.5%
Home Depot, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Johnson & Johnson	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	20.3%
Financials	20.0%
Health Care	14.1%
Energy	8.9%
Consumer Discretionary	8.7%
Information Technology	8.1%
Consumer Staples	7.3%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	2.8%
Communication Services	2.7%
Materials	1.9%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Value Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Large Cap Growth Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.83%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$180,760,334
# of Portfolio Holdings	31
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$769,153

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	6.0%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Texas Instruments, Inc.	5.0%
Ferguson Enterprises, Inc.	4.6%
Fiserv, Inc.	4.2%
Visa, Inc., Class A	3.9%
Progressive Corp.	3.8%
PACCAR, Inc.	3.8%
Parker-Hannifin Corp.	3.7%

Sector Allocation (% of Net Assets)

Financials	26.1%
Information Technology	20.0%
Industrials	17.6%
Consumer Discretionary	15.5%
Health Care	11.7%
Communication Services	7.1%
Short-Term Investments	2.0%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Growth Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Large Cap Growth Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$54	1.08%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$180,760,334
# of Portfolio Holdings	31
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$769,153

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	6.0%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Texas Instruments, Inc.	5.0%
Ferguson Enterprises, Inc.	4.6%
Fiserv, Inc.	4.2%
Visa, Inc., Class A	3.9%
Progressive Corp.	3.8%
PACCAR, Inc.	3.8%
Parker-Hannifin Corp.	3.7%

Sector Allocation (% of Net Assets)

Financials	26.1%
Information Technology	20.0%
Industrials	17.6%
Consumer Discretionary	15.5%
Health Care	11.7%
Communication Services	7.1%
Short-Term Investments	2.0%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Large Cap Growth Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Mid Cap Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$46	0.93%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$122,138,845
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$598,960

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Amphenol Corp., Class A	5.6%
Brown & Brown, Inc.	5.5%
Gartner, Inc.	5.2%
Ross Stores, Inc.	4.7%
Carlisle Cos., Inc.	4.3%
CDW Corp.	4.2%
Copart, Inc.	3.7%
PACCAR, Inc.	3.6%
Liberty Media Corp.-Liberty Formula One, Class C	3.4%

Sector Allocation (% of Net Assets)

Information Technology	26.0%
Financials	24.1%
Industrials	16.6%
Consumer Discretionary	14.3%
Health Care	8.0%
Communication Services	6.5%
Short-Term Investments	4.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Mid Cap Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Mid Cap Fund Class II

Fund Overview

This semi-annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$59	1.18%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$122,138,845
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$598,960

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Amphenol Corp., Class A	5.6%
Brown & Brown, Inc.	5.5%
Gartner, Inc.	5.2%
Ross Stores, Inc.	4.7%
Carlisle Cos., Inc.	4.3%
CDW Corp.	4.2%
Copart, Inc.	3.7%
PACCAR, Inc.	3.6%
Liberty Media Corp.-Liberty Formula One, Class C	3.4%

Sector Allocation (% of Net Assets)

Information Technology	26.0%
Financials	24.1%
Industrials	16.6%
Consumer Discretionary	14.3%
Health Care	8.0%
Communication Services	6.5%
Short-Term Investments	4.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Mid Cap Fund Class II

Semi-Annual Shareholder Report June 30, 2025

Madison Target Retirement 2020 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$10,973,144
# of Portfolio Holdings	17
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$14,342

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	24.1%
iShares 7-10 Year Treasury Bond ETF	16.8%
Schwab Intermediate-Term U.S. Treasury ETF	16.5%
SPDR Portfolio Short Term Treasury ETF	10.5%
iShares Aaa - A Rated Corporate Bond ETF	7.8%
Invesco S&P 500 Quality ETF	6.2%
iShares MSCI International Quality Factor ETF	3.9%
Distillate U.S. Fundamental Stability & Value ETF	3.3%
Vanguard Information Technology ETF	2.1%
SPDR Portfolio Long Term Treasury ETF	1.6%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	98.1%
Short-Term Investments	1.9%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2020 Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Madison Target Retirement 2030 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$50,933,863
# of Portfolio Holdings	19
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$61,385

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	18.6%
iShares 7-10 Year Treasury Bond ETF	13.2%
Schwab Intermediate-Term U.S. Treasury ETF	11.7%
Invesco S&P 500 Quality ETF	10.3%
Distillate U.S. Fundamental Stability & Value ETF	8.0%
SPDR Portfolio Short Term Treasury ETF	7.9%
iShares Aaa - A Rated Corporate Bond ETF	6.1%
iShares MSCI International Quality Factor ETF	4.6%
Vanguard Information Technology ETF	3.8%
iShares MSCI Emerging Markets Asia ETF	2.4%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	97.0%
Short-Term Investments	3.0%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2030 Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Madison Target Retirement 2040 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$42,381,174
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$49,619

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	15.4%
Distillate U.S. Fundamental Stability & Value ETF	12.9%
Janus Henderson Mortgage-Backed Securities ETF	11.0%
Schwab Intermediate-Term U.S. Treasury ETF	9.2%
iShares 7-10 Year Treasury Bond ETF	7.9%
iShares MSCI International Quality Factor ETF	7.0%
Vanguard Information Technology ETF	6.5%
iShares Aaa - A Rated Corporate Bond ETF	4.5%
iShares MSCI Emerging Markets Asia ETF	4.1%
SPDR S&P Bank ETF	3.7%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	96.5%
Short-Term Investments	3.4%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2040 Fund Class I

Semi-Annual Shareholder Report June 30, 2025

Madison Target Retirement 2050 Fund Class I

Fund Overview

This semi-annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Key Fund Statistics (As of June 30, 2025)

Total Net Assets	$36,499,161
# of Portfolio Holdings	19
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$42,692

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	17.9%
Distillate U.S. Fundamental Stability & Value ETF	15.2%
Janus Henderson Mortgage-Backed Securities ETF	8.0%
iShares MSCI International Quality Factor ETF	7.7%
Vanguard Information Technology ETF	7.2%
Schwab Intermediate-Term U.S. Treasury ETF	6.8%
iShares 7-10 Year Treasury Bond ETF	6.1%
iShares MSCI Emerging Markets Asia ETF	4.9%
iShares MSCI Eurozone ETF	4.2%
SPDR S&P Bank ETF	4.1%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	96.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/funds/ultra-series-fund/.

Phone: 1-800-877-6089

Madison Target Retirement 2050 Fund Class I

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable in semi-annual report.

Item 6. Schedule of Investments

(a)	Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

ULTRA SERIES FUND	Semi-Annual Financial Statements and Other Information (unaudited) June 30, 2025

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Diversified Income Fund

Core Bond Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

Madison Target Retirement 2020 Fund

Madison Target Retirement 2030 Fund

Madison Target Retirement 2040 Fund

Madison Target Retirement 2050 Fund

Ultra Series Fund | June 30, 2025

Ultra Series Fund | June 30, 2025

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 47.9%
Bond Funds - 22.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	18,064	$962,631
Janus Henderson Mortgage-Backed Securities ETF	81,863	3,687,928
Schwab Intermediate-Term U.S. Treasury ETF (A)	159,816	4,000,194
SPDR Portfolio Long Term Treasury ETF	31,882	847,424
Vanguard Short-Term Corporate Bond ETF	12,393	985,243
		10,483,420
Foreign Stock Funds - 9.6%
Franklin FTSE Japan ETF	17,507	562,850
iShares MSCI Emerging Markets Asia ETF	15,071	1,244,111
iShares MSCI Eurozone ETF	10,273	610,730
Vanguard FTSE All-World ex-U.S. ETF	10,488	705,003
Vanguard FTSE Europe ETF	17,829	1,381,748
		4,504,442
Stock Funds - 16.0%
Distillate U.S. Fundamental Stability & Value ETF (A)	17,446	965,636
Energy Select Sector SPDR Fund ETF	5,335	452,461
Invesco S&P 500 Quality ETF	43,648	3,110,357
iShares Core S&P Small-Cap ETF	7,107	776,724
SPDR S&P Bank ETF (A)	12,842	716,070
Vanguard Information Technology ETF	2,198	1,457,889
		7,479,137

Total Exchange Traded Funds
(Cost $20,384,570)		22,466,999

INVESTMENT COMPANIES - 50.9%
Bond Funds - 42.4%
Madison Core Bond Fund, Class R6 (B) (C)	2,209,554	19,908,086
Stock Funds - 8.5%
Madison Large Cap Fund, Class R6 (C)	133,304	3,985,781

Total Investment Companies
(Cost $24,058,453)		23,893,867
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.270%	445,182	$445,182
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.350%	913,695	913,695

Total Short-Term Investments
(Cost $1,358,877)		1,358,877
TOTAL INVESTMENTS - 101.6%
(Cost $45,801,900**)		47,719,743
NET OTHER ASSETS AND LIABILITIES - (1.6%)		(735,654)

TOTAL NET ASSETS - 100.0%		$46,984,089

**	Aggregate cost for Federal tax purposes was $46,188,145.
(A)	All or a portion of these securities, with an aggregate fair value of $1,678,713, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/ultra-series-fund/.
(C)	Affiliated Company (see Note 10).
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 54.7%
Bond Funds - 10.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	34,336	$1,829,766
Janus Henderson Mortgage-Backed Securities ETF	95,558	4,304,888
Schwab Intermediate-Term U.S. Treasury ETF	124,436	3,114,633
SPDR Portfolio Long Term Treasury ETF	68,892	1,831,149
		11,080,436
Foreign Stock Funds - 17.2%
Franklin FTSE Japan ETF (A)	63,317	2,035,641
iShares MSCI Emerging Markets Asia ETF (A)	58,896	4,861,865
iShares MSCI Eurozone ETF (A)	34,295	2,038,838
Vanguard FTSE All-World ex-U.S. ETF	45,518	3,059,720
Vanguard FTSE Europe ETF	72,134	5,590,385
		17,586,449
Stock Funds - 26.6%
Distillate U.S. Fundamental Stability & Value ETF (A)	66,002	3,653,211
Energy Select Sector SPDR Fund ETF	23,017	1,952,072
Invesco S&P 500 Quality ETF	138,302	9,855,400
iShares Core S&P Small-Cap ETF	30,124	3,292,252
SPDR S&P Bank ETF (A)	55,758	3,109,066
Vanguard Information Technology ETF	7,875	5,223,330
		27,085,331

Total Exchange Traded Funds
(Cost $49,322,032)		55,752,216

INVESTMENT COMPANIES - 42.1%
Bond Funds - 27.2%
Madison Core Bond Fund, Class R6 (B) (C)	3,080,831	27,758,292
Stock Funds - 14.9%
Madison Large Cap Fund, Class R6 (C)	471,426	14,095,634
Madison Mid Cap Fund, Class R6 (C)	64,914	1,105,495
		15,201,129

Total Investment Companies
(Cost $37,700,465)		42,959,421
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.270%	3,247,042	$3,247,042
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.350%	3,545,191	3,545,191

Total Short-Term Investments
(Cost $6,792,233)		6,792,233
TOTAL INVESTMENTS - 103.5%
(Cost $93,814,730**)		105,503,870
NET OTHER ASSETS AND LIABILITIES - (3.5%)		(3,544,572)

TOTAL NET ASSETS - 100.0%		$101,959,298

**	Aggregate cost for Federal tax purposes was $94,307,698.
(A)	All or a portion of these securities, with an aggregate fair value of $3,824,490, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/ultra-series-fund/.
(C)	Affiliated Company (see Note 10).
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 64.5%
Bond Funds - 3.9%
Janus Henderson Mortgage-Backed Securities ETF	12,523	$564,161
Schwab Intermediate-Term U.S. Treasury ETF (A)	12,545	314,001
SPDR Portfolio Long Term Treasury ETF	27,376	727,654
		1,605,816
Foreign Stock Funds - 23.2%
Franklin FTSE Japan ETF	35,335	1,136,020
iShares MSCI Emerging Markets Asia ETF (A)	31,358	2,588,603
iShares MSCI Eurozone ETF (A)	17,399	1,034,371
Vanguard FTSE All-World ex-U.S. ETF	21,554	1,448,860
Vanguard FTSE Europe ETF	43,995	3,409,612
		9,617,466
Stock Funds - 37.4%
Distillate U.S. Fundamental Stability & Value ETF (A)	50,636	2,802,703
Energy Select Sector SPDR Fund ETF	11,683	990,835
Invesco S&P 500 Quality ETF	71,787	5,115,542
iShares Core S&P Small-Cap ETF	15,589	1,703,722
SPDR S&P Bank ETF (A)	33,398	1,862,272
Vanguard Information Technology ETF	4,565	3,027,873
		15,502,947

Total Exchange Traded Funds (Cost $23,310,503)		26,726,229

INVESTMENT COMPANIES - 31.8%
Bond Funds - 13.9%
Madison Core Bond Fund, Class R6 (B)	639,873	5,765,260
Stock Funds - 17.9%
Madison Large Cap Fund, Class R6 (B)	229,040	6,848,307
Madison Mid Cap Fund, Class R6 (B)	32,045	545,717
		7,394,024

Total Investment Companies (Cost $10,130,973)		13,159,284
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 8.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.270%	1,640,241	$1,640,241
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.350%	1,931,648	1,931,648

Total Short-Term Investments (Cost $3,571,889)		3,571,889
TOTAL INVESTMENTS - 105.0% (Cost $37,013,365**)		43,457,402
NET OTHER ASSETS AND LIABILITIES - (5.0%)		(2,073,923)

TOTAL NET ASSETS - 100.0%		$41,383,479

**	Aggregate cost for Federal tax purposes was $37,224,966.
(A)	All or a portion of these securities, with an aggregate fair value of $2,075,446, are on loan as part of a securities lending program. See footnote (D) and Note 8 for details on the securities lending program.
(B)	Affiliated Company (see Note 10).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class Class M5 (A) (B) (C), 7.488%, 9/25/36	$2,190,000	$–

Total Commercial Mortgage-Backed Securities (Cost $–)		–

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	6,212	6,547
7.000%, 5/1/32 Pool # 644591	793	836
		7,383
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	3,014	3,147

Ginnie Mae - 0.0%
6.500%, 4/20/31 Pool # 3068	6,060	6,312

Total Mortgage Backed Securities (Cost $16,087)		16,842

	Shares
EXCHANGE TRADED FUNDS - 99.4%
Bond Funds - 57.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	54,016	$2,878,513
Janus Henderson Mortgage-Backed Securities ETF (D)	157,638	7,101,592
Madison Aggregate Bond ETF (D) (E)	1,265,000	25,763,749
Madison Short-Term Strategic Income ETF (D) (E)	1,562,500	32,225,156
SPDR Portfolio High Yield Bond ETF (D)	608,301	14,477,564
		82,446,574

Stock Funds - 42.2%
Global X MLP ETF (D)	115,261	$5,786,102
Madison Covered Call ETF (E)	1,220,000	22,673,700
Madison Dividend Value ETF (D) (E)	1,235,000	27,396,499
Schwab U.S. Dividend Equity ETF (D)	186,851	4,951,551
		60,807,852

Total Exchange Traded Funds (Cost $140,018,650)		143,254,426
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.270%	916,031	$916,031
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 4.350%	1,088,375	1,088,375

Total Short-Term Investments (Cost $2,004,406)		2,004,406
TOTAL INVESTMENTS - 100.8% (Cost $142,039,143**)		145,275,674
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(1,202,013)

TOTAL NET ASSETS - 100.0%		$144,073,661

**	Aggregate cost for Federal tax purposes was $142,039,143.
(A)	Floating rate or variable rate note. Rate shown is as of June 30, 2025.
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at June 30, 2025.
(C)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(D)	All or a portion of these securities, with an aggregate fair value of $7,115,160, are on loan as part of a securities lending program. See footnote (G) and Note 8 for details on the securities lending program.
(E)	Affiliated Company (see Note 10).
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 1.2%
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	$140,428	$141,120
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	72,838	73,129
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	211,020	212,140
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.210%, 6/15/27	15,340	15,351
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (B) (C), 5.848%, 1/25/64	208,332	209,081

Total Asset Backed Securities (Cost $647,844)		650,821

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	40,233	39,265
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	248,445	222,467
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	132,898	2,319
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	236,018	235,710
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	309,302	14,784
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	74,071	72,616
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	116,572	116,321
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	127,661	133,148
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	867,812	125,049
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	443,737	450,268
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	227,623	231,011
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	119,785	106,905
	Par Value	Value (Note 2,3)
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	$19,114	$131
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	11,085	10,460
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.459%, 2/25/50	49,433	44,746
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	276,660	225,542
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	403,214	360,829
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	122,230	106,642
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	47,952	42,713
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	146,304	130,292
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	235,340	207,911
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	191,692	171,948
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.435%, 10/27/64	445,652	447,657
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	6,186	5,879

Total Collateralized Mortgage Obligations (Cost $3,959,167)		3,504,613

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	2,525	2,517
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.385%, 9/25/26	10,483,078	23,336
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.685%, 3/25/53	150,000	140,595
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	248,452	244,686
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	4,940,000	–

Total Commercial Mortgage-Backed Securities (Cost $409,625)		411,134

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 25.7%
Communication Services - 0.5%
AT&T, Inc., 2.250%, 2/1/32	$50,000	$43,043
SBA Communications Corp., 3.875%, 2/15/27	250,000	245,996
		289,039
Consumer Discretionary - 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	66,666	66,515
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	155,789
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	158,488
Tractor Supply Co., 1.750%, 11/1/30	200,000	173,389
Tractor Supply Co., 5.250%, 5/15/33	150,000	153,150
		707,331
Consumer Staples - 1.2%
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	200,000	148,144
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	149,139
Mars, Inc., 5.200%, 3/1/35	200,000	202,269
Performance Food Group, Inc. (A), 5.500%, 10/15/27	150,000	149,687
		649,239
Energy - 3.4%
Devon Energy Corp. (F), 5.200%, 9/15/34	200,000	194,217
Diamondback Energy, Inc., 5.400%, 4/18/34	200,000	200,626
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	150,000	141,665
Energy Transfer LP, 5.250%, 4/15/29	150,000	153,583
Energy Transfer LP, 6.550%, 12/1/33	200,000	217,034
Kinder Morgan, Inc., 5.550%, 6/1/45	150,000	141,670
MPLX LP, 4.800%, 2/15/29	50,000	50,481
MPLX LP, 2.650%, 8/15/30	200,000	180,992
ONEOK, Inc., 5.850%, 1/15/26	100,000	100,507
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	150,000	149,960
Valero Energy Corp., 4.000%, 6/1/52	100,000	70,659
Valero Energy Partners LP, 4.500%, 3/15/28	200,000	200,370
		1,801,764
Financials - 11.4%
Aflac, Inc., 4.750%, 1/15/49	250,000	215,739
American Express Co., (Secured Overnight Financing Rate + 1.940%) (B) (C), 6.489%, 10/30/31	250,000	272,315
Athene Holding Ltd., 6.250%, 4/1/54	125,000	123,526
Bank of America Corp., (5 year CMT + 2.000%) (B) (C), 3.846%, 3/8/37	150,000	137,280
	Par Value	Value (Note 2,3)
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (B) (C), 6.312%, 6/8/29	$200,000	$209,913
CBRE Services, Inc., 4.800%, 6/15/30	125,000	125,516
Citibank NA, 5.803%, 9/29/28	250,000	261,366
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (B) (C), 4.910%, 5/24/33	250,000	249,461
Citigroup, Inc., (5 year CMT + 1.730%) (B) (C), 5.411%, 9/19/39	150,000	145,692
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	79,226
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.337%, 4/25/33	200,000	190,952
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	200,000	176,015
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	197,788
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 1.580%) (B) (C), 5.218%, 4/23/31	250,000	256,182
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	217,445
Jefferies Financial Group, Inc., 6.200%, 4/14/34	100,000	104,621
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (B) (C), 5.336%, 1/23/35	250,000	255,921
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.680%) (B) (C), 5.572%, 4/22/36	200,000	207,362
KeyCorp, 4.100%, 4/30/28	150,000	149,035
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	170,785
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	150,000	150,069
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (B) (C), 1.928%, 4/28/32	250,000	213,675
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (B) (C), 5.466%, 1/18/35	250,000	255,541
Nasdaq, Inc., 1.650%, 1/15/31	200,000	172,400
Old Republic International Corp., 3.850%, 6/11/51	100,000	70,991
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	205,815
PNC Bank NA, 2.700%, 10/22/29	125,000	116,597
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (B) (C), 6.875%, 10/20/34	200,000	223,633
Realty Income Corp., 4.850%, 3/15/30	200,000	203,524

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (B) (C), 3.031%, 11/1/34	$125,000	$115,445
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (B) (C), 5.867%, 6/8/34	200,000	208,913
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (B) (C), 5.384%, 1/23/30	125,000	128,672
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (B) (C), 4.839%, 2/1/34	100,000	98,760
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.100%) (B) (C), 2.393%, 6/2/28	100,000	96,374
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (B) (C), 5.198%, 1/23/30	125,000	128,002
		6,134,551
Health Care - 1.5%
Amgen, Inc., 5.650%, 3/2/53	75,000	73,392
Centene Corp., 2.450%, 7/15/28	150,000	139,278
Cigna Group, 4.375%, 10/15/28	50,000	50,051
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	223,480
Humana, Inc., 5.375%, 4/15/31	100,000	102,273
J.M. Smucker Co., 6.200%, 11/15/33	200,000	214,520
		802,994
Industrials - 2.8%
Ball Corp., 4.875%, 3/15/26	250,000	249,675
Boeing Co., 6.858%, 5/1/54	200,000	219,232
Carrier Global Corp., 3.577%, 4/5/50	51,000	37,471
Otis Worldwide Corp., 2.565%, 2/15/30	150,000	138,343
Quanta Services, Inc., 2.900%, 10/1/30	250,000	230,410
Textron, Inc., 2.450%, 3/15/31	250,000	221,509
Vulcan Materials Co., 3.500%, 6/1/30	200,000	191,292
WRKCo, Inc., 3.900%, 6/1/28	200,000	197,352
		1,485,284
Information Technology - 2.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,948
Dell International LLC/EMC Corp., 8.350%, 7/15/46	62,000	79,162
Dell International LLC/EMC Corp., 3.450%, 12/15/51	275,000	188,772
Fiserv, Inc., 3.500%, 7/1/29	200,000	192,609
Gartner, Inc. (A), 4.500%, 7/1/28	150,000	148,412
HP, Inc., 2.650%, 6/17/31	200,000	176,753
Iron Mountain, Inc. (A), 4.500%, 2/15/31	125,000	119,139
	Par Value	Value (Note 2,3)
Oracle Corp., 3.950%, 3/25/51	$250,000	$184,678
VMware LLC, 2.200%, 8/15/31	250,000	216,841
		1,316,314
Materials - 0.5%
Celanese U.S. Holdings LLC, 6.415%, 7/15/27	96,000	99,396
LYB International Finance III LLC, 3.625%, 4/1/51	250,000	167,456
		266,852
Utilities - 0.6%
Duke Energy Corp., 3.750%, 9/1/46	250,000	185,320
Interstate Power & Light Co., 3.500%, 9/30/49	225,000	158,512
		343,832

Total Corporate Notes and Bonds (Cost $14,729,004)		13,797,200

FOREIGN CORPORATE BONDS - 3.1%
Energy - 0.2%
Enbridge, Inc., 5.700%, 3/8/33	125,000	129,596
Financials - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	150,000	147,373
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	200,832
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	121,000	118,762
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (B) (C), 5.475%, 2/22/31	250,000	259,085
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	245,399
UBS Group AG, (1 year CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	200,000	200,383
		1,171,834
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	200,000	185,834
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	200,000	142,602
		328,436
Industrials - 0.1%
BAE Systems PLC (A), 5.300%, 3/26/34	50,000	51,120

Total Foreign Corporate Bonds (Cost $1,739,297)		1,680,986

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
MORTGAGE BACKED SECURITIES - 41.1%
Fannie Mae - 25.7%
3.000%, 9/1/30 Pool # 890696	$194,061	$189,690
3.000%, 12/1/30 Pool # AL8924	68,657	67,368
7.000%, 11/1/31 Pool # 607515	6,212	6,547
3.500%, 12/1/31 Pool # MA0919	24,224	23,763
6.500%, 3/1/32 Pool # 631377	8,418	8,692
7.000%, 5/1/32 Pool # 644591	1,442	1,520
6.500%, 6/1/32 Pool # 545691	55,502	57,625
3.500%, 8/1/32 Pool # MA3098	27,730	27,288
5.500%, 11/1/33 Pool # 555880	84,141	86,109
4.000%, 2/1/35 Pool # MA2177	308,903	305,922
3.500%, 12/1/35 Pool # MA2473	175,829	170,547
4.000%, 6/1/36 Pool # AL8618	83,079	81,589
2.500%, 9/1/36 Pool # FS4049	344,053	323,503
5.500%, 10/1/36 Pool # 901723	45,890	46,788
6.500%, 10/1/36 Pool # 894118	50,893	52,550
6.000%, 11/1/36 Pool # 902510	153,638	160,633
6.000%, 10/1/37 Pool # 947563	146,434	153,569
4.500%, 5/1/38 Pool # MA5013	176,199	175,183
6.500%, 8/1/38 Pool # 987711	219,551	231,984
3.000%, 11/1/39 Pool # MA3831	40,983	38,365
2.500%, 8/1/40 Pool # BP6565	541,195	491,089
4.000%, 1/1/41 Pool # AB2080	331,279	320,024
2.500%, 5/1/41 Pool # MA4334	342,072	305,500
4.500%, 7/1/41 Pool # AB3274	144,799	143,816
5.500%, 7/1/41 Pool # AL6588	293,684	302,998
4.000%, 9/1/41 Pool # AJ1406	147,575	142,561
2.500%, 3/1/42 Pool # CB3076	383,561	339,102
3.500%, 6/1/42 Pool # AO4136	361,185	339,111
4.000%, 6/1/42 Pool # MA1087	97,744	94,210
3.500%, 8/1/42 Pool # AP2133	170,329	159,937
3.500%, 9/1/42 Pool # AB6228	293,822	275,743
4.000%, 10/1/42 Pool # AP7363	241,277	232,453
3.500%, 3/1/43 Pool # AT0310	202,156	189,802
5.000%, 11/1/44 Pool # MA5539	226,675	226,618
4.000%, 1/1/45 Pool # AS4257	45,743	43,485
4.500%, 2/1/45 Pool # MA2193	78,278	76,505
3.500%, 11/1/45 Pool # BA4907	117,747	109,330
3.500%, 12/1/45 Pool # AS6309	91,820	85,295
4.500%, 10/1/46 Pool # MA2783	18,282	17,838
4.000%, 12/1/46 Pool # BD2379	58,537	55,454
3.000%, 1/1/47 Pool # BE0108	194,500	173,772
2.500%, 12/1/47 Pool # FM3165	389,991	333,750
3.000%, 1/1/48 Pool # FM1303	473,434	423,007
4.000%, 7/1/48 Pool # MA3415	90,177	85,339
3.000%, 1/1/49 Pool # FS4296	281,889	254,461
4.000%, 11/1/50 Pool # FM5530	249,399	233,566
	Par Value	Value (Note 2,3)
2.000%, 12/1/51 Pool # FM9925	$614,723	$495,087
2.000%, 1/1/52 Pool # CB2601	317,740	256,108
2.500%, 3/1/52 Pool # BV4133	241,397	200,344
2.500%, 4/1/52 Pool # FS4138	209,532	175,668
4.000%, 5/1/52 Pool # FS1704	1,014,979	946,477
3.500%, 6/1/52 Pool # CB3845	607,886	549,695
4.500%, 8/1/52 Pool # FS2605	1,064,939	1,022,660
4.000%, 9/1/52 Pool # MA4732	209,083	194,791
5.000%, 10/1/52 Pool # MA4785	387,667	381,814
5.500%, 10/1/52 Pool # MA4786	254,968	255,698
5.000%, 11/1/52 Pool # MA4806	301,826	297,814
5.000%, 12/1/52 Pool # MA4841	206,076	203,190
5.500%, 12/1/52 Pool # MA4842	79,399	79,632
4.500%, 7/1/53 Pool # FS4996	184,041	176,576
5.500%, 7/1/53 Pool # MA5072	209,213	209,505
5.500%, 9/1/53 Pool # FS5575	297,061	299,396
5.500%, 5/1/54 Pool # FS7759	398,867	399,951
		13,808,407

Freddie Mac - 15.4%
8.000%, 6/1/30 Pool # C01005	3,768	3,933
7.000%, 3/1/31 Pool # C48129	15,431	16,279
2.500%, 2/1/32 Pool # ZS8641	64,609	62,027
5.500%, 11/1/34 Pool # A28282	76,613	78,176
2.500%, 6/1/35 Pool # RC1421	129,408	121,261
5.500%, 1/1/37 Pool # G04593	$55,860	$57,722
5.000%, 5/1/40 Pool # SB8384	342,741	345,163
2.000%, 3/1/41 Pool # RB5105	330,347	284,512
4.000%, 10/1/41 Pool # Q04092	165,185	159,614
3.000%, 9/1/42 Pool # C04233	476,205	431,322
3.500%, 8/1/44 Pool # Q27927	174,794	162,865
3.000%, 7/1/45 Pool # G08653	203,820	181,699
3.500%, 8/1/45 Pool # Q35614	260,398	242,358
3.000%, 10/1/46 Pool # G60722	307,724	274,418
4.000%, 3/1/47 Pool # Q46801	78,713	74,662
3.500%, 12/1/47 Pool # Q52955	112,388	103,121
2.500%, 4/1/48 Pool # QA2240	309,818	264,936
3.000%, 7/1/49 Pool # QA1033	161,176	141,045
2.500%, 1/1/52 Pool # SD7552	939,936	791,383
3.500%, 4/1/52 Pool # SD0960	588,942	539,311
3.500%, 5/1/52 Pool # RA7380	356,053	321,442
3.000%, 8/1/52 Pool # SD7556	555,785	486,290
4.500%, 11/1/52 Pool # SD8266	422,754	405,087
5.000%, 11/1/52 Pool # SD8267	165,277	162,773
5.500%, 11/1/52 Pool # SD1859	198,612	200,281
4.500%, 12/1/52 Pool # SD1921	284,948	274,642
5.000%, 12/1/52 Pool # SD8276	209,170	206,001

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 2,3)
5.000%, 1/1/53 Pool # SD8288	$180,485	$177,741
5.000%, 2/1/53 Pool # SD8299	471,752	464,303
5.500%, 2/1/53 Pool # SD2172	249,712	252,036
5.000%, 5/1/53 Pool # SD2875	335,931	333,077
6.000%, 9/1/53 Pool # SD3739	582,456	595,849
5.500%, 2/1/54 Pool # SD4901	88,464	88,786
		8,304,115
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	7,094	7,292
6.500%, 4/20/31 Pool # 3068	7,358	7,665
		14,957

Total Mortgage Backed Securities (Cost $23,080,123)		22,127,479

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.9%
U.S. Treasury Bonds - 10.9%
6.625%, 2/15/27	750,000	785,684
4.500%, 5/15/38	750,000	759,199
3.750%, 8/15/41	750,000	672,451
4.625%, 5/15/44	565,000	554,737
3.000%, 5/15/45	750,000	575,244
2.500%, 5/15/46	500,000	345,840
3.375%, 11/15/48	500,000	396,074
1.250%, 5/15/50	750,000	360,908
1.875%, 2/15/51	500,000	281,406
4.125%, 8/15/53	500,000	447,344
4.250%, 8/15/54	750,000	685,957
		5,864,844
U.S. Treasury Notes - 8.0%
4.625%, 6/15/27	300,000	304,957
2.875%, 5/15/28	750,000	733,154
2.625%, 2/15/29	750,000	722,168
3.875%, 11/30/29	500,000	502,129
4.000%, 7/31/30	350,000	352,994
4.250%, 6/30/31	175,000	178,213
4.000%, 2/15/34	750,000	742,295
4.375%, 5/15/34	750,000	761,807
		4,297,717

Total U.S. Government and Agency Obligations (Cost $11,037,972)		10,162,561
	Par Value	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.270%	$1,102,974	$1,102,974
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.350%	196,490	196,490

Total Short-Term Investments (Cost $1,299,464)		1,299,464
TOTAL INVESTMENTS - 99.8% (Cost $56,902,496**)		53,634,258
NET OTHER ASSETS AND LIABILITIES - 0.2%		120,673

TOTAL NET ASSETS - 100.0%		$53,754,931

**	Aggregate cost for Federal tax purposes was $56,968,361.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2025.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at June 30, 2025.
(D)	Stepped rate security. Rate shown is as of June 30, 2025.
(E)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(F)	All or a portion of these securities, with an aggregate fair value of $193,305, are on loan as part of a securities lending program. See footnote (H) and Note 8 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.4%

Communication Services - 2.7%
Comcast Corp., Class A	126,193	$4,503,828

Consumer Discretionary - 8.7%
Home Depot, Inc.	15,870	5,818,577
Lowe’s Cos., Inc.	19,185	4,256,576
McDonald’s Corp.	7,500	2,191,275
Starbucks Corp.	22,259	2,039,592
		14,306,020
Consumer Staples - 7.3%
Colgate-Palmolive Co.	33,207	3,018,516
Hershey Co.	15,164	2,516,466
PepsiCo, Inc.	24,139	3,187,314
Procter & Gamble Co.	21,175	3,373,601
		12,095,897
Energy - 8.9%
Chevron Corp.	29,233	4,185,873
ConocoPhillips	26,702	2,396,238
EOG Resources, Inc.	40,674	4,865,017
Exxon Mobil Corp.	29,798	3,212,224
		14,659,352
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp., REIT	20,993	4,639,873
Financials - 20.0%
Bank of America Corp.	95,009	4,495,826
Blackrock, Inc.	6,148	6,450,789
CME Group, Inc.	25,498	7,027,759
JPMorgan Chase & Co.	17,774	5,152,860
Marsh & McLennan Cos., Inc.	15,877	3,471,347
Morgan Stanley	44,956	6,332,502
		32,931,083
Health Care - 14.1%
Abbott Laboratories	32,227	4,383,194
AbbVie, Inc.	23,243	4,314,366
Elevance Health, Inc.	10,465	4,070,467
Johnson & Johnson	35,947	5,490,904
Medtronic PLC	57,483	5,010,793
		23,269,724
Industrials - 20.3%
Automatic Data Processing, Inc.	21,200	6,538,080
Caterpillar, Inc.	4,388	1,703,465
Cummins, Inc.	7,003	2,293,482
Fastenal Co.	130,213	5,468,946
Honeywell International, Inc.	27,069	6,303,829
Paychex, Inc.	20,934	3,045,060
Rockwell Automation, Inc.	8,652	2,873,935
	Shares	Value (Note 2,3)
Union Pacific Corp.	23,010	$5,294,141
		33,520,938
Information Technology - 8.1%
Accenture PLC, Class A	4,680	1,398,805
Analog Devices, Inc.	9,693	2,307,128
TE Connectivity PLC	22,400	3,778,208
Texas Instruments, Inc.	27,919	5,796,543
		13,280,684
Materials - 1.9%
Air Products & Chemicals, Inc.	11,334	3,196,868

Utilities - 3.6%
NextEra Energy, Inc.	84,272	5,850,162

Total Common Stocks (Cost $124,652,435)		162,254,429

SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.270%	2,613,412	2,613,412

Total Short-Term Investments (Cost $2,613,412)		2,613,412
TOTAL INVESTMENTS - 100.0% (Cost $127,265,847**)		164,867,841
NET OTHER ASSETS AND LIABILITIES - 0.0%		(70,833)

TOTAL NET ASSETS - 100.0%		$164,797,008

**	Aggregate cost for Federal tax purposes was $127,299,033.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.0%
Communication Services - 7.1%
Alphabet, Inc., Class C	52,790	$9,364,418
Liberty Broadband Corp., Class C*	35,255	3,468,387
		12,832,805
Consumer Discretionary - 15.5%
Airbnb, Inc., Class A*	22,600	2,990,884
Amazon.com, Inc.*	43,300	9,499,587
Lowe’s Cos., Inc.	27,202	6,035,308
NIKE, Inc., Class B	33,410	2,373,446
Starbucks Corp.	37,193	3,407,995
TJX Cos., Inc.	29,690	3,666,418
		27,973,638

Financials -26.1%
Capital Markets - 5.7%
Brookfield Corp.	91,643	5,668,120
Charles Schwab Corp.	51,182	4,669,846
		10,337,966
Financial Services - 8.1%
Fiserv, Inc.*	43,725	7,538,627
Visa, Inc., Class A	19,661	6,980,638
		14,519,265
Insurance - 12.3%
Arch Capital Group Ltd.	118,293	10,770,578
Marsh & McLennan Cos., Inc.	20,755	4,537,873
Progressive Corp.	25,989	6,935,424
		22,243,875
		47,101,106
Health Care - 11.7%
Agilent Technologies, Inc.	39,894	4,707,891
Alcon AG (A)	70,996	6,267,527
Danaher Corp.	33,377	6,593,292
Elevance Health, Inc.	9,433	3,669,060
		21,237,770
Industrials - 17.6%
Copart, Inc.*	107,016	5,251,275
Deere & Co.	9,068	4,610,987
Ferguson Enterprises, Inc.	38,278	8,335,035
PACCAR, Inc.	72,879	6,927,878
Parker-Hannifin Corp.	9,632	6,727,663
		31,852,838
	Shares	Value (Note 2,3)
Information Technology - 20.0%
Accenture PLC, Class A	15,835	$4,732,923
Analog Devices, Inc.	21,901	5,212,876
CDW Corp.	29,562	5,279,477
Gartner, Inc.*	13,508	5,460,204
Keysight Technologies, Inc.*	39,160	6,416,758
Texas Instruments, Inc.	43,274	8,984,548
		36,086,786
Total Common Stocks (Cost $99,766,211)		177,084,943

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.270%	3,704,865	3,704,865
Total Short-Term Investments (Cost $3,704,865)		3,704,865
TOTAL INVESTMENTS - 100.0% (Cost $103,471,076**)		180,789,808
NET OTHER ASSETS AND LIABILITIES - 0.0%		(29,474)
TOTAL NET ASSETS - 100.0%		$180,760,334

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $103,542,545.
(A)	All or a portion of these securities, with an aggregate fair value of $5,339,463, are on loan as part of a securities lending program. See Note 8 for details on the securities lending program.
(B)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 95.5%
Communication Services - 6.5%
Liberty Broadband Corp., Class C*	38,806	$3,817,734
Liberty Media Corp.-Liberty Formula One, Class C*	39,488	4,126,496
		7,944,230
Consumer Discretionary - 14.3%
Asbury Automotive Group, Inc.*	10,756	2,565,736
Floor & Decor Holdings, Inc., Class A*	47,626	3,617,671
Lithia Motors, Inc.	8,122	2,743,774
Ross Stores, Inc.	45,359	5,786,901
Thor Industries, Inc.	31,549	2,801,867
		17,515,949
Financials - 24.1%
Arch Capital Group Ltd.	96,739	8,808,086
Brookfield Asset Management Ltd., Class A (A)	54,294	3,001,372
Brown & Brown, Inc.	60,623	6,721,272
Cullen/Frost Bankers, Inc.	10,821	1,390,932
Glacier Bancorp, Inc.	29,554	1,273,186
Kinsale Capital Group, Inc.	4,655	2,252,555
Moelis & Co., Class A	34,763	2,166,430
W.R. Berkley Corp.	51,709	3,799,060
		29,412,893
Health Care - 8.0%
Labcorp Holdings, Inc.	15,707	4,123,244
Medpace Holdings, Inc.*	8,300	2,605,038
Waters Corp.*	8,822	3,079,231
		9,807,513
Industrials - 16.6%
Carlisle Cos., Inc.	14,202	5,303,027
Copart, Inc.*	92,613	4,544,520
Expeditors International of Washington, Inc.	15,251	1,742,427
Graco, Inc.	14,212	1,221,805
PACCAR, Inc.	46,762	4,445,196
Trex Co., Inc.*	54,357	2,955,934
		20,212,909
	Shares	Value (Note 2,3)
Information Technology -26.0%
Communications Equipment - 2.8%
Arista Networks, Inc.*	33,122	$3,388,712

Electronic Equipment, Instruments & Components - 12.5%
Amphenol Corp., Class A	69,343	6,847,621
CDW Corp.	28,751	5,134,641
Teledyne Technologies, Inc.*	6,360	3,258,292
		15,240,554
IT Services - 5.2%
Gartner, Inc.*	15,680	6,338,170

Semiconductors & Semiconductor Equipment - 5.5%
Microchip Technology, Inc.	41,528	2,922,325
MKS, Inc.	38,798	3,854,969
		6,777,294
		31,744,730
Total Common Stocks
(Cost $56,769,933)		116,638,224

SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.270%	5,611,413	5,611,413
Total Short-Term Investments
(Cost $5,611,413)		5,611,413
TOTAL INVESTMENTS - 100.1% (Cost $62,381,346**)		122,249,637
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(110,792)
TOTAL NET ASSETS - 100.0%		$122,138,845

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $62,622,093.
(A)	All or a portion of these securities, with an aggregate fair value of $2,932,825, are on loan as part of a securities lending program. See Note 8 for details on the securities lending program.
(B)	7-day yield.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 98.1%
Bond Funds - 78.2%
iShares 7-10 Year Treasury Bond ETF	19,290	$1,847,403
iShares Aaa - A Rated Corporate Bond ETF	17,882	855,475
Janus Henderson AAA CLO ETF	2,200	111,650
Janus Henderson Mortgage-Backed Securities ETF	58,586	2,639,299
Schwab Intermediate-Term U.S. Treasury ETF	72,123	1,805,239
SPDR Portfolio Long Term Treasury ETF	6,404	170,218
SPDR Portfolio Short Term Treasury ETF	39,250	1,149,633
		8,578,917
Foreign Stock Funds - 5.8%
iShares MSCI Emerging Markets Asia ETF	1,676	138,354
iShares MSCI Eurozone ETF	1,328	78,950
iShares MSCI International Quality Factor ETF	9,801	423,599
		640,903
Stock Funds - 14.1%
Distillate Small/Mid Cash Flow ETF	1,713	55,707
Distillate U.S. Fundamental Stability & Value ETF	6,477	358,502
Invesco S&P 500 Quality ETF	9,569	681,887
SPDR Portfolio S&P 400 Mid Cap ETF	1,892	102,887
SPDR S&P Bank ETF	2,190	122,114
Vanguard Information Technology ETF	344	228,168
		1,549,265

Total Exchange Traded Funds (Cost $10,256,615)		10,769,085
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.270%	203,057	$203,057
Total Short-Term Investments (Cost $203,057)		203,057

TOTAL INVESTMENTS - 100.0% (Cost $10,459,672**)		10,972,142

NET OTHER ASSETS AND LIABILITIES - 0.0%		1,002

TOTAL NET ASSETS - 100.0%		$10,973,144

**	Aggregate cost for Federal tax purposes was $10,527,982.
(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 97.0%
Bond Funds - 60.4%
iShares 7-10 Year Treasury Bond ETF	69,968	$6,700,835
iShares Aaa - A Rated Corporate Bond ETF	64,942	3,106,825
Janus Henderson AAA CLO ETF	14,650	743,488
Janus Henderson Mortgage-Backed Securities ETF	210,446	9,480,592
Schwab Intermediate-Term U.S. Treasury ETF	238,565	5,971,282
SPDR Portfolio Long Term Treasury ETF	27,368	727,442
SPDR Portfolio Short Term Treasury ETF	137,509	4,027,639
		30,758,103
Foreign Stock Funds - 10.1%
iShares MSCI Emerging Markets Asia ETF	14,976	1,236,269
iShares MSCI Eurozone ETF	17,921	1,065,403
iShares MSCI International Quality Factor ETF	54,107	2,338,504
JPMorgan BetaBuilders Japan ETF	8,179	505,299
		5,145,475

Stock Funds - 26.5%
Distillate Small/Mid Cash Flow ETF	13,756	447,345
Distillate U.S. Fundamental Stability & Value ETF	73,181	4,050,568
Energy Select Sector SPDR Fund ETF	2,308	195,742
Invesco S&P 500 Quality ETF	73,681	5,250,508
SPDR Portfolio S&P 400 Mid Cap ETF	9,131	496,544
SPDR S&P Bank ETF	20,423	1,138,787
Vanguard Information Technology ETF	2,905	1,926,828
		13,506,322
Total Exchange Traded Funds (Cost $45,273,134)		49,409,900
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.270%	1,509,455	$1,509,455

Total Short-Term Investments (Cost $1,509,455)		1,509,455

TOTAL INVESTMENTS - 100.0% (Cost $46,782,589**)		50,919,355

NET OTHER ASSETS AND LIABILITIES - 0.0%		14,508

TOTAL NET ASSETS - 100.0%		$50,933,863

**	Aggregate cost for Federal tax purposes was $47,296,170.
(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 96.5%
Bond Funds - 38.0%
iShares 7-10 Year Treasury Bond ETF	34,983	$3,350,322
iShares Aaa - A Rated Corporate Bond ETF	39,872	1,907,476
Janus Henderson AAA CLO ETF	12,002	609,102
Janus Henderson Mortgage-Backed Securities ETF	103,807	4,676,505
Schwab Intermediate-Term U.S. Treasury ETF	156,562	3,918,747
SPDR Portfolio Long Term Treasury ETF	15,824	420,602
SPDR Portfolio Short Term Treasury ETF	42,468	1,243,888
		16,126,642
Foreign Stock Funds - 16.1%
iShares MSCI Emerging Markets Asia ETF	20,995	1,733,137
iShares MSCI Eurozone ETF	24,067	1,430,783
iShares MSCI International Quality Factor ETF	68,526	2,961,694
JPMorgan BetaBuilders Japan ETF	11,231	693,851
		6,819,465
Stock Funds - 42.4%
Distillate Small/Mid Cash Flow ETF	12,522	407,216
Distillate U.S. Fundamental Stability & Value ETF	98,548	5,454,632
Energy Select Sector SPDR Fund ETF	2,919	247,560
Invesco S&P 500 Quality ETF	91,755	6,538,461
SPDR Portfolio S&P 400 Mid Cap ETF	17,863	971,390
SPDR S&P Bank ETF	28,329	1,579,625
Vanguard Information Technology ETF	4,162	2,760,571
		17,959,455
Total Exchange Traded Funds (Cost $36,529,816)		40,905,562
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.270%	1,450,601	$1,450,601
Total Short-Term Investments (Cost $1,450,601)		1,450,601

TOTAL INVESTMENTS - 99.9% (Cost $37,980,417**)		42,356,163

NET OTHER ASSETS AND LIABILITIES - 0.1%		25,011

TOTAL NET ASSETS - 100.0%		$42,381,174

**	Aggregate cost for Federal tax purposes was $38,277,939.
(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 96.3%
Bond Funds - 28.2%
iShares 7-10 Year Treasury Bond ETF	23,186	$2,220,523
iShares Aaa - A Rated Corporate Bond ETF	24,399	1,167,248
Janus Henderson AAA CLO ETF	12,094	613,771
Janus Henderson Mortgage-Backed Securities ETF	64,968	2,926,808
Schwab Intermediate-Term U.S. Treasury ETF	99,764	2,497,093
SPDR Portfolio Long Term Treasury ETF	12,340	327,997
SPDR Portfolio Short Term Treasury ETF	18,552	543,388
		10,296,828
Foreign Stock Funds - 18.8%
iShares MSCI Emerging Markets Asia ETF	21,603	1,783,328
iShares MSCI Eurozone ETF	26,033	1,547,662
iShares MSCI International Quality Factor ETF	65,288	2,821,747
JPMorgan BetaBuilders Japan ETF	11,715	723,753
		6,876,490

Stock Funds - 49.3%
Distillate Small/Mid Cash Flow ETF	15,682	509,979
Distillate U.S. Fundamental Stability & Value ETF	100,329	5,553,210
Energy Select Sector SPDR Fund ETF	2,923	247,900
Invesco S&P 500 Quality ETF	91,488	6,519,435
SPDR Portfolio S&P 400 Mid Cap ETF	19,638	1,067,914
SPDR S&P Bank ETF	26,654	1,486,227
Vanguard Information Technology ETF	3,936	2,610,670
		17,995,335
Total Exchange Traded Funds (Cost $30,695,835)		35,168,653
	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.270%	1,310,984	$1,310,984
Total Short-Term Investments (Cost $1,310,984)		1,310,984

TOTAL INVESTMENTS - 99.9% (Cost $32,006,819**)		36,479,637

NET OTHER ASSETS AND LIABILITIES - 0.1%		19,524

TOTAL NET ASSETS - 100.0%		$36,499,161

**	Aggregate cost for Federal tax purposes was $32,317,278.
(A)	7-day yield.
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Assets and Liabilities as of June 30, 2025 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$23,825,876	$62,544,449	$30,298,118	$37,216,570	$53,634,258	$164,867,841	$180,789,808
Investments in affiliated securities, at fair value1‡	23,893,867	42,959,421	13,159,284	108,059,104	–	–	–
Cash	–	–	–	16	–	–	–
Receivables:
Investments sold	840,778	2,995,321	1,290,477	–	–	–	–
Fund shares sold	4,772	22,456	15,047	4,270	332	8,744	14,349
Dividends and Interest	64,770	90,310	18,757	94	381,174	115,914	200,070
Total Assets	48,630,063	108,611,957	44,781,683	145,280,054	54,015,764	164,992,499	181,004,227
Liabilities:
Payables:
Investments purchased	704,745	3,058,598	1,448,329	–	–	–	–
Fund shares repurchased	9,801	12,529	4,295	71,255	29,368	94,662	93,520
Upon return of securities loaned	913,695	3,545,191	1,931,648	1,088,375	196,490	–	–
Advisory agreement fees	11,577	24,896	10,058	29,455	26,293	83,163	121,671
Trustee fees	4,561	9,777	3,776	13,671	6,367	17,344	19,537
Distribution fees - Class II	1,595	1,668	98	3,637	2,315	322	1,624
Due to custodian	–	–	–	–	–	–	7,541
Total Liabilities	1,645,974	6,652,659	3,398,204	1,206,393	260,833	195,491	243,893
Commitments and Contingencies (Note 2)
Net assets	$46,984,089	$101,959,298	$41,383,479	$144,073,661	$53,754,931	$164,797,008	$180,760,334
Net assets consist of:
Paid-in capital	$50,541,637	$88,593,468	$34,495,520	$138,334,068	$62,503,045	$120,874,794	$79,485,087
Accumulated distributable earnings (loss)	(3,557,548)	13,365,830	6,887,959	5,739,593	(8,748,114)	43,922,214	101,275,247
Net Assets	$46,984,089	$101,959,298	$41,383,479	$144,073,661	$53,754,931	$164,797,008	$180,760,334

Class I Shares:
Net Assets	$39,155,142	$93,741,204	$40,894,649	$126,162,483	$42,454,141	$163,230,225	$172,825,184
Shares of beneficial interest outstanding	4,112,838	10,052,973	4,914,483	9,122,788	4,989,234	6,714,202	7,415,552
Net Asset Value and redemption price per share	$9.52	$9.32	$8.32	$13.83	$8.51	$24.31	$23.31
Class II Shares:
Net Assets	$7,828,947	$8,218,094	$488,830	$17,911,178	$11,300,790	$1,566,783	$7,935,150
Shares of beneficial interest outstanding	817,912	877,692	58,803	1,320,530	1,336,763	65,803	354,866
Net Asset Value and redemption price per share	$9.57	$9.36	$8.31	$13.56	$8.45	$23.81	$22.36

† Cost of Investments in unaffiliated securities	$21,743,447	$56,114,265	$26,882,392	$36,361,849	$56,902,496	$127,265,847	$103,471,076
‡ Cost of investments in affiliated securities[1]	$24,058,453	$37,700,465	$10,130,973	$105,677,294	$–	$–	$–
§ Fair Value of securities on loan	$1,678,713	$3,824,490	$2,075,446	$7,115,160	$193,305	$–	$5,339,463

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Assets and Liabilities as of June 30, 2025 (unaudited) - concluded

	Mid Cap Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$122,249,637	$10,972,142	$50,919,355	$42,356,163	$36,479,637
Cash	1,428	–	–	–	–
Receivables:
Fund shares sold	5,940	3,770	27,003	35,329	28,416
Dividends and Interest	46,941	–	–	–	–
Total Assets	122,303,946	10,975,912	50,946,358	42,391,492	36,508,053
Liabilities:
Payables:
Fund shares repurchased	56,159	–	–	–	–
Advisory agreement fees	94,404	2,266	10,260	8,478	7,305
Trustee fees	13,828	49	183	145	126
Administrative service agreement fees	–	453	2,052	1,695	1,461
Distribution fees - Class II	710	–	–	–	–
Total Liabilities	165,101	2,768	12,495	10,318	8,892
Commitments and Contingencies (Note 2)
Net assets	$122,138,845	$10,973,144	$50,933,863	$42,381,174	$36,499,161
Net assets consist of:
Paid-in capital	$50,786,711	$13,310,974	$49,878,605	$39,110,502	$32,870,856
Accumulated distributable earnings (loss)	71,352,134	(2,337,830)	1,055,258	3,270,672	3,628,305
Net Assets	$122,138,845	$10,973,144	$50,933,863	$42,381,174	$36,499,161

Class I Shares:
Net Assets	$118,635,801	$10,973,144	$50,933,863	$42,381,174	$36,499,161
Shares of beneficial interest outstanding	7,295,563	1,643,435	6,764,991	5,905,055	2,852,319
Net Asset Value and redemption price per share	$16.26	$6.68	$7.53	$7.18	$12.80
Class II Shares:
Net Assets	$3,503,044
Shares of beneficial interest outstanding	233,826
Net Asset Value and redemption price per share	$14.98

† Cost of Investments in unaffiliated securities	$62,381,346	$10,459,672	$46,782,589	$37,980,417	$32,006,819
§ Fair Value of securities on loan	$2,932,825	$–	$–	$–	$–

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Operations for the Six Months Ended June 30, 2025 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Core Bond Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Interest	$17,159	$48,095	$23,982	$24,379	$1,350,394	$60,773	$107,379
Dividends
Unaffiliated issuers	309,961	657,516	260,388	958,998	–	2,241,774	970,034
Affiliated issuers[1]	378,626	527,927	109,149	2,353,895	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	1,597	–	–	(38)
Income from securities lending	5,541	15,588	6,976	24,309	598	–	2,093
Total Investment Income	711,287	1,249,126	400,495	3,363,178	1,350,992	2,302,547	1,079,468
Expenses:[2]
Advisory agreement fees	70,831	153,356	59,918	180,875	172,883	521,825	769,153
Trustee fees	1,567	3,377	1,297	4,694	2,186	5,955	6,708
Audit fees	4,398	9,423	3,639	13,178	6,136	16,718	18,831
Distribution fees - Class II	9,858	10,356	581	22,705	14,456	2,106	10,297
Total Expenses	86,654	176,512	65,435	221,452	195,661	546,604	804,989
Net Investment Income (loss)	624,633	1,072,614	335,060	3,141,726	1,155,331	1,755,943	274,479
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	120,034	368,201	88,937	123,168	(836,262)	4,588,316	24,312,799
Affiliated issuers[1]	(11,240)	640,992	102,931	(761,831)	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	1,023,962	2,764,612	1,561,098	482,798	1,997,007	1,413,044	(20,757,995)
Affiliated Issuers[1]	493,670	200,849	142,159	2,239,559	–	–	–
Net Realized and Unrealized Gain on Investments	1,626,426	3,974,654	1,895,125	2,083,694	1,160,745	6,001,360	3,554,804
Net Increase in Net Assets from Operations	$2,251,059	$5,047,268	$2,230,185	$5,225,420	$2,316,076	$7,757,303	$3,829,283

1 See Note 10 for information on affiliated issuers.

2 See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Operations for the Six Months Ended June 30, 2025 (unaudited) - concluded

	Mid Cap Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Investment Income:
Interest	$113,454	$6,925	$32,575	$33,556	$30,830
Dividends
Unaffiliated issuers	559,707	180,670	686,030	460,686	359,565
Less: Foreign taxes withheld/reclaimed	(8,113)	–	–	–	–
Income from securities lending	639	–	–	–	–
Total Investment Income	665,687	187,595	718,605	494,242	390,395
Expenses:[1]
Advisory agreement fees	598,960	14,342	61,385	49,619	42,692
Administrative services agreement fees	–	2,868	12,278	9,924	8,538
Trustee fees	4,747	460	1,729	1,377	1,201
Audit fees	13,330	–	–	–	–
Distribution fees - Class II	4,488	–	–	–	–
Total Expenses	621,525	17,670	75,392	60,920	52,431
Net Investment Income (loss)	44,162	169,925	643,213	433,322	337,964
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	11,581,418	79,754	615,589	472,166	520,732
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(11,192,420)	274,954	1,267,963	1,354,234	1,162,023
Net Realized and Unrealized Gain on Investments	388,998	354,708	1,883,552	1,826,400	1,682,755
Net Increase in Net Assets from Operations	$433,160	$524,633	$2,526,765	$2,259,722	$2,020,719

1 See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Diversified Income Fund
	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24

Net Assets at beginning of period	$48,543,182	$111,074,178	$107,456,391	$113,197,461	$40,904,435	$38,914,936	$150,344,792	$172,144,683
Increase (decrease) in net assets from operations:
Net investment income	624,633	1,971,711	1,072,614	2,839,399	335,060	916,417	3,141,726	9,932,248
Net realized gain (loss)	108,794	1,428,929	1,009,193	5,528,818	191,868	2,228,660	(638,663)	2,011,641
Net change in unrealized appreciation (depreciation)	1,517,632	(1,063,447)	2,965,461	(333,110)	1,703,257	353,775	2,722,357	(3,883,159)
Net increase (decrease) in net assets from operations	2,251,059	2,337,193	5,047,268	8,035,107	2,230,185	3,498,852	5,225,420	8,060,730
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(180,155)	(1,744,278)	(1,392,195)	(4,489,967)	(677,288)	(2,218,430)	(1,759,622)	(11,871,448)
Class II	(26,819)	(334,778)	(111,968)	(378,546)	(7,497)	(24,491)	(232,179)	(1,714,884)
Total distributions	(206,974)	(2,079,056)	(1,504,163)	(4,868,513)	(684,785)	(2,242,921)	(1,991,801)	(13,586,332)
Capital Stock transactions:
Class I Shares
Shares sold	1,856,746	3,383,063	2,571,014	6,933,880	2,361,706	4,219,658	1,090,981	2,037,897
Issued to shareholders in reinvestment of distributions	180,155	1,744,278	1,392,195	4,489,967	677,288	2,218,430	1,759,622	11,871,448
Shares redeemed	(4,985,836)	(65,894,219)	(12,282,235)	(18,719,800)	(4,109,664)	(5,682,570)	(10,707,971)	(28,122,240)
Net increase (decrease) from capital stock transactions	(2,948,935)	(60,766,878)	(8,319,026)	(7,295,953)	(1,070,670)	755,518	(7,857,368)	(14,212,895)
Class II Shares
Shares sold	1,529	56,708	120,879	186,263	22	16,223	211,263	265,438
Issued to shareholders in reinvestment of distributions	26,819	334,778	111,968	378,546	7,497	24,491	232,179	1,714,884
Shares redeemed	(682,591)	(2,413,741)	(954,019)	(2,176,520)	(3,205)	(62,664)	(2,090,824)	(4,041,716)
Net increase (decrease) from capital stock transactions	(654,243)	(2,022,255)	(721,172)	(1,611,711)	4,314	(21,950)	(1,647,382)	(2,061,394)
Total increase (decrease) from capital stock transactions	(3,603,178)	(62,789,133)	(9,040,198)	(8,907,664)	(1,066,356)	733,568	(9,504,750)	(16,274,289)
Total increase (decrease) in net assets	(1,559,093)	(62,530,996)	(5,497,093)	(5,741,070)	479,044	1,989,499	(6,271,131)	(21,799,891)
Net Assets at end of period	$46,984,089	$48,543,182	$101,959,298	$107,456,391	$41,383,479	$40,904,435	$144,073,661	$150,344,792
Capital Share transactions:
Class I Shares
Shares sold	200,735	361,477	285,873	763,359	295,905	512,729	79,956	143,005
Issued to shareholders in reinvestment of distributions	19,118	190,643	150,897	497,787	82,314	276,419	128,096	871,603
Shares redeemed	(537,316)	(7,256,887)	(1,365,714)	(2,027,786)	(514,162)	(689,419)	(785,631)	(1,975,340)
Net increase (decrease) from capital share transactions	(317,463)	(6,704,767)	(928,944)	(766,640)	(135,943)	99,729	(577,579)	(960,732)
Class II Shares
Shares sold	165	6,113	13,761	20,064	3	1,958	15,781	19,265
Issued to shareholders in reinvestment of distributions	2,830	36,394	12,085	41,810	911	3,056	17,231	128,311
Shares redeemed	(73,231)	(257,135)	(104,665)	(234,087)	(397)	(7,535)	(157,405)	(288,936)
Net increase (decrease) from capital share transactions	(70,236)	(214,628)	(78,819)	(172,213)	517	(2,521)	(124,393)	(141,360)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Changes in Net Assets - continued

	Core Bond Fund		Large Cap Value Fund		Large Cap Growth Fund		Mid Cap Fund
	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24

Net Assets at beginning of period	$65,265,261	$74,971,185	$178,530,894	$187,890,218	$200,341,889	$198,875,493	$141,923,374	$153,760,056
Increase (decrease) in net assets from operations:
Net investment income	1,155,331	2,427,512	1,755,943	4,129,178	274,479	1,263,242	44,162	985,812
Net realized gain (loss)	(836,262)	(1,443,887)	4,588,316	3,211,076	24,312,799	15,738,402	11,581,418	24,948,718
Net change in unrealized appreciation (depreciation)	1,997,007	(111,466)	1,413,044	6,719,032	(20,757,995)	13,971,994	(11,192,420)	(10,178,967)
Net increase (decrease) in net assets from operations	2,316,076	872,159	7,757,303	14,059,286	3,829,283	30,973,638	433,160	15,755,563
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(199,488)	(1,995,876)	(841,152)	(8,870,244)	(1,632,179)	(16,379,149)	(6,454,535)	(24,305,650)
Class II	(30,161)	(421,072)	(5,802)	(89,488)	(67,814)	(766,810)	(186,945)	(718,562)
Total distributions	(229,649)	(2,416,948)	(846,954)	(8,959,732)	(1,699,993)	(17,145,959)	(6,641,480)	(25,024,212)
Capital Stock transactions:
Class I Shares:
Shares sold	1,263,541	2,805,757	1,495,506	2,496,858	1,577,514	3,079,481	1,405,978	2,298,541
Issued to shareholders in reinvestment of distributions	199,488	1,995,876	841,152	8,870,244	1,632,179	16,379,149	6,454,535	24,305,650
Shares redeemed	(14,045,576)	(11,819,646)	(22,659,158)	(25,586,445)	(24,067,760)	(30,051,555)	(21,286,080)	(28,702,782)
Net decrease from capital stock transactions	(12,582,547)	(7,018,013)	(20,322,500)	(14,219,343)	(20,858,067)	(10,592,925)	(13,425,567)	(2,098,591)
Class II Shares:
Shares sold	148,356	147,116	19,518	15,647	22,185	27,170	21,949	21,147
Issued to shareholders in reinvestment of distributions	30,161	421,072	5,802	89,488	67,814	766,810	186,945	718,562
Shares redeemed	(1,192,727)	(1,711,310)	(347,055)	(344,670)	(942,777)	(2,562,338)	(359,536)	(1,209,151)
Net decrease from capital stock transactions	(1,014,210)	(1,143,122)	(321,735)	(239,535)	(852,778)	(1,768,358)	(150,642)	(469,442)
Total decrease from capital stock transactions	(13,596,757)	(8,161,135)	(20,644,235)	(14,458,878)	(21,710,845)	(12,361,283)	(13,576,209)	(2,568,033)
Total increase decrease in net assets	(11,510,330)	(9,705,924)	(13,733,886)	(9,359,324)	(19,581,555)	1,466,396	(19,784,529)	(11,836,682)
Net Assets at end of period	$53,754,931	$65,265,261	$164,797,008	$178,530,894	$180,760,334	$200,341,889	$122,138,845	$141,923,374
Capital Share transactions:
Class I Shares:
Shares sold	151,710	331,685	62,501	107,274	67,986	129,936	84,195	119,025
Issued to shareholders in reinvestment of distributions	23,674	241,610	34,745	386,140	70,332	713,000	401,664	1,403,146
Shares redeemed	(1,671,520)	(1,414,000)	(945,932)	(1,093,316)	(1,041,326)	(1,266,148)	(1,302,985)	(1,487,237)
Net increase decrease from capital share transactions	(1,496,136)	(840,705)	(848,686)	(599,902)	(903,008)	(423,212)	(817,126)	34,934
Class II Shares:
Shares sold	17,762	17,790	822	702	962	1,226	1,424	1,155
Issued to shareholders in reinvestment of distributions	3,602	51,321	245	3,975	3,045	34,743	12,626	44,671
Shares redeemed	(143,443)	(204,342)	(14,936)	(15,040)	(42,521)	(112,943)	(23,293)	(66,662)
Net decrease from capital share transactions	(122,079)	(135,231)	(13,869)	(10,363)	(38,514)	(76,974)	(9,243)	(20,836)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Statements of Changes in Net Assets - concluded

	Madison Target Retirement 2020 Fund		Madison Target Retirement 2030 Fund		Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24	(unaudited) Six-Months Ended 6/30/25	Year Ended 12/31/24

Net Assets at beginning of period	$13,714,523	$15,409,894	$51,648,653	$55,774,944	$41,179,759	$38,064,139	$35,846,052	$32,365,350
Increase (decrease) in net assets from operations:
Net investment income	169,925	504,497	643,213	1,612,348	433,322	999,615	337,964	779,504
Net realized gain (loss)	79,754	173,565	615,589	1,007,885	472,166	1,018,491	520,732	814,813
Net change in unrealized appreciation (depreciation)	274,954	(173,175)	1,267,963	370,646	1,354,234	928,740	1,162,023	1,339,762
Net increase (decrease) in net assets from operations	524,633	504,887	2,526,765	2,990,879	2,259,722	2,946,846	2,020,719	2,934,079
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(49,790)	(480,656)	(168,970)	(1,443,378)	(120,796)	(878,819)	(102,816)	(676,688)
Total distributions	(49,790)	(480,656)	(168,970)	(1,443,378)	(120,796)	(878,819)	(102,816)	(676,688)
Capital Stock transactions:
Class I Shares:
Shares sold	936,701	1,448,155	3,327,560	6,187,726	3,770,846	7,662,200	3,032,258	5,611,645
Issued to shareholders in reinvestment of distributions	49,790	480,656	168,970	1,443,378	120,796	878,819	102,816	676,688
Shares redeemed	(4,202,713)	(3,648,413)	(6,569,115)	(13,304,896)	(4,829,153)	(7,493,426)	(4,399,868)	(5,065,022)
Net decrease from capital stock transactions	(3,216,222)	(1,719,602)	(3,072,585)	(5,673,792)	(937,511)	1,047,593	(1,264,794)	1,223,311
Total decrease from capital stock transactions	(3,216,222)	(1,719,602)	(3,072,585)	(5,673,792)	(937,511)	1,047,593	(1,264,794)	1,223,311
Total increase (decrease) in net assets	(2,741,379)	(1,695,371)	(714,790)	(4,126,291)	1,201,415	3,115,620	653,109	3,480,702
Net Assets at end of period	$10,973,144	$13,714,523	$50,933,863	$51,648,653	$42,381,174	$41,179,759	$36,499,161	$35,846,052
Capital Share transactions:
Class I Shares
Shares sold	144,200	221,229	456,433	857,453	546,743	1,126,403	245,944	468,469
Issued to shareholders in reinvestment of distributions	7,531	75,285	22,678	201,491	17,024	129,385	8,130	56,031
Shares redeemed	(651,608)	(557,946)	(902,337)	(1,827,812)	(703,727)	(1,103,747)	(361,390)	(423,104)
Net increase (decrease) from capital share transactions	(499,877)	(261,432)	(423,226)	(768,868)	(139,960)	152,041	(107,316)	101,396

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$9.12		$9.07	$8.61	$10.40	$10.33	$10.13
Income from Investment Operations:
Net investment income	0.13	[1]	0.27 [1]	0.26	0.18	0.23	0.12
Net realized and unrealized gain (loss) on investments	0.31		0.19	0.46	(1.54)	0.15	0.83
Total from investment operations	0.44		0.46	0.72	(1.36)	0.38	0.95
Less Distributions From:
Net investment income	(0.04)		(0.41)	(0.26)	(0.18)	(0.21)	(0.22)
Capital gains	–		–	–	(0.25)	(0.10)	(0.41)
Return of Capital	–		–	–	–	–	(0.12)
Total distributions	(0.04)		(0.41)	(0.26)	(0.43)	(0.31)	(0.75)
Net increase (decrease) in net asset value	0.40		0.05	0.46	(1.79)	0.07	0.20
Net Asset Value at end of period	$9.52		$9.12	$9.07	$8.61	$10.40	$10.33
Total Return (%)[2]	4.883		4.99	8.33	(13.17)	3.59	9.46
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$39,155		$40,399	$101,017	$102,727	$134,456	$146,016
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.33	[4]	0.32	0.32	0.33	0.32	0.32
After waiver of expenses by Adviser (%)	0.33	[4]	0.32	0.32	0.29	0.22	0.22
Ratio of net investment income to average net assets :
Before reimbursement of expenses by Advisor (%)	2.69	[4]	2.88	2.77	1.70	1.94	1.46
After reimbursement of expenses by Advisor (%)	2.69	[4]	2.88	2.77	1.74	2.04	1.56
Portfolio turnover (%)[5]	19	[3]	48	49	64	50	73

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$9.17		$9.12	$8.65	$10.42	$10.36	$10.14
Income from Investment Operations:
Net investment income	0.11	[1]	0.27 [1]	0.21	0.13	0.19	0.13
Net realized and unrealized gain (loss) on investments	0.32		0.16	0.48	(1.51)	0.15	0.80
Total from investment operations	0.43		0.43	0.69	(1.38)	0.34	0.93
Less Distributions From:
Net investment income	(0.03)		(0.38)	(0.22)	(0.14)	(0.18)	(0.18)
Capital gains	–		–	–	(0.25)	(0.10)	(0.41)
Return of Capital	–		–	–	–	(0.12)	–
Total distributions	(0.03)		(0.38)	(0.22)	(0.39)	(0.28)	(0.71)
Net increase (decrease) in net asset value	0.40		0.05	0.47	(1.77)	0.06	0.22
Net Asset Value at end of period	$9.57		$9.17	$9.12	$8.65	$10.42	$10.36
Total Return (%)[2]	4.753		4.74	8.06	(13.38)	3.33	9.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,829		$8,144	$10,057	$12,679	$17,373	$19,406
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.58	[4]	0.57	0.57	0.58	0.57	0.57
After waiver of expenses by Adviser (%)	0.58	[4]	0.57	0.57	0.54	0.47	0.47
Ratio of net investment income to average net assets :
Before reimbursement of expenses by Advisor (%)	2.444		2.91	2.46	1.44	1.69	1.20
After reimbursement of expenses by Advisor (%)	2.444		2.91	2.46	1.48	1.79	1.30
Portfolio turnover (%)[5]	193		48	49	64	50	73

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MODERATE ALLOCATION FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$9.00		$8.79	$8.13	$10.29	$10.09	$10.31
Income from Investment Operations:
Net investment income	0.10	[1]	0.24 [1]	0.22	0.15	0.28	0.15
Net realized and unrealized gain (loss) on investments	0.35		0.40	0.67	(1.53)	0.46	0.89
Total from investment operations	0.45		0.64	0.89	(1.38)	0.74	1.04
Less Distributions From:
Net investment income	(0.02)		(0.25)	(0.22)	(0.16)	(0.26)	(0.17)
Capital gains	(0.11)		(0.18)	(0.01)	(0.62)	(0.28)	(0.78)
Return of Capital	–		–	–	–	–	(0.31)
Total distributions	(0.13)		(0.43)	(0.23)	(0.78)	(0.54)	(1.26)
Net increase (decrease) in net asset value	0.32		0.21	0.66	(2.16)	0.20	(0.22)
Net Asset Value at end of period	$9.32		$9.00	$8.79	$8.13	$10.29	$10.09
Total Return (%)[2]	5.19	[3]	7.34	10.82	(13.54)	7.40	10.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$93,741		$98,814	$103,239	$107,664	$146,647	$161,944
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.33	[4]	0.32	0.32	0.33	0.32	0.32
After waiver of expenses by Adviser (%)	0.33	[4]	0.32	0.32	0.29	0.22	0.22
Ratio of net investment income to average net assets :
Before reimbursement of expenses by Advisor (%)	2.12	[4]	2.57	2.38	1.54	2.27	1.22
After reimbursement of expenses by Advisor (%)	2.12	[4]	2.57	2.38	1.58	2.37	1.32
Portfolio turnover (%)[5]	25	[3]	50	57	64	59	79

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$9.04		$8.82	$8.16	$10.31	$10.10	$10.31
Income from Investment Operations:
Net investment income	0.08	[1]	0.21 [1]	0.13	0.09	0.21	0.11
Net realized and unrealized gain (loss) on investments	0.36		0.42	0.73	(1.49)	0.51	0.90
Total from investment operations	0.44		0.63	0.86	(1.40)	0.72	1.01
Less Distributions From:
Net investment income	(0.01)		(0.23)	(0.19)	(0.13)	(0.23)	(0.13)
Capital gains	(0.11)		(0.18)	(0.01)	(0.62)	(0.28)	(0.78)
Return of Capital	–		–	–	–	–	(0.31)
Total distributions	(0.12)		(0.41)	(0.20)	(0.75)	(0.51)	(1.22)
Net increase (decrease) in net asset value	0.32		0.22	0.66	(2.15)	0.21	(0.21)
Net Asset Value at end of period	$9.36		$9.04	$8.82	$8.16	$10.31	$10.10
Total Return (%)[2]	5.06	[3]	7.07	10.54	(13.76)	7.13	9.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$8,218		$8,643	$9,958	$11,241	$16,166	$18,046
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.58	[4]	0.57	0.57	0.58	0.57	0.57
After waiver of expenses by Adviser (%)	0.58	[4]	0.57	0.57	0.54	0.47	0.47
Ratio of net investment income to average net assets :
Before reimbursement of expenses by Advisor (%)	1.87	[4]	2.27	2.11	1.28	2.07	0.97
After reimbursement of expenses by Advisor (%)	1.87	[4]	2.27	2.11	1.32	2.17	1.07
Portfolio turnover (%)[5]	25	[3]	50	57	64	59	79

1 Per share amounts have been calculated using the average shares method.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

AGGRESSIVE ALLOCATION FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$8.01		$7.77	$7.04	$9.08	$8.76	$9.09
Income from Investment Operations:
Net investment income	0.07	[1]	0.19 [1]	0.18	0.13	0.28	0.12
Net realized and unrealized gain (loss) on investments	0.38		0.51	0.73	(1.39)	0.61	0.79
Total from investment operations	0.45		0.70	0.91	(1.26)	0.89	0.91
Less Distributions From:
Net investment income	(0.02)		(0.19)	(0.18)	(0.14)	(0.26)	(0.13)
Capital gains	(0.12)		(0.27)	(0.00)[2]	(0.64)	(0.31)	(0.72)
Return of Capital	–		–	–	–	–	(0.39)
Total distributions	(0.14)		(0.46)	(0.18)	(0.78)	(0.57)	(1.24)
Net increase (decrease) in net asset value	0.31		0.24	0.73	(2.04)	0.32	(0.33)
Net Asset Value at end of period	$8.32		$8.01	$7.77	$7.04	$9.08	$8.76
Total Return (%)[3]	5.68	[4]	9.08	12.88	(14.35)	10.18	10.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$40,895		$40,438	$38,443	$39,149	$52,574	$54,472
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[5]	0.33	0.32	0.33	0.32	0.32
After waiver of expenses by Adviser (%)	0.32	[5]	0.33	0.32	0.29	0.22	0.22
Ratio of net investment income to average net assets :
Before reimbursement of expenses by Advisor (%)	1.68	[5]	2.25	2.14	1.46	2.64	1.04
After reimbursement of expenses by Advisor (%)	1.68	[5]	2.25	2.14	1.50	2.74	1.14
Portfolio turnover (%)[6]	27	[4]	60	64	70	71	93

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$8.00		$7.76	$7.02	$9.06	$8.74	$9.06
Income from Investment Operations:
Net investment income	0.06	[1]	0.16 [1]	0.14	0.10	0.22	0.08
Net realized and unrealized gain (loss) on investments	0.38		0.52	0.75	(1.39)	0.64	0.80
Total from investment operations	0.44		0.68	0.89	(1.29)	0.86	0.88
Less Distributions From:
Net investment income	(0.01)		(0.17)	(0.15)	(0.11)	(0.23)	(0.09)
Capital gains	(0.12)		(0.27)	(0.00)[2]	(0.64)	(0.31)	(0.72)
Return of Capital	–		–	–	–	–	(0.39)
Total distributions	(0.13)		(0.44)	(0.15)	(0.75)	(0.54)	(1.20)
Net increase (decrease) in net asset value	0.31		0.24	0.74	(2.04)	0.32	(0.32)
Net Asset Value at end of period	$8.31		$8.00	$7.76	$7.02	$9.06	$8.74
Total Return (%)[3]	5.554		8.81	12.60	(14.57)	9.90	9.81
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$489		$466	$472	$614	$799	$1,095
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[5]	0.58	0.57	0.58	0.57	0.57
After waiver of expenses by Adviser (%)	0.57	[5]	0.58	0.57	0.54	0.47	0.47
Ratio of net investment income to average net assets :
Before reimbursement of expenses by Advisor (%)	1.44	[5]	1.95	1.84	1.23	2.32	0.80
After reimbursement of expenses by Advisor (%)	1.44	[5]	1.95	1.84	1.27	2.42	0.90
Portfolio turnover (%)[6]	27	[4]	60	64	70	71	93

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $ (0.005) per share.

3These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

DIVERSIFIED INCOME FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$13.52		$14.09	$16.09	$19.65	$19.47	$19.11
Income from Investment Operations:
Net investment income	0.29	[1]	0.89 [1]	0.45	0.41	0.36	0.40
Net realized and unrealized gain (loss) on investments	0.21		(0.17)	0.14	(1.89)	2.53	1.04
Total from investment operations	0.50		0.72	0.59	(1.48)	2.89	1.44
Less Distributions From:
Net investment income	(0.18)		(0.89)	(0.44)	(0.41)	(0.39)	(0.41)
Capital gains	(0.01)		(0.40)	(2.15)	(1.67)	(2.32)	(0.67)
Total distributions	(0.19)		(1.29)	(2.59)	(2.08)	(2.71)	(1.08)
Net increase (decrease) in net asset value	0.31		(0.57)	(2.00)	(3.56)	0.18	0.36
Net Asset Value at end of period	$13.83		$13.52	$14.09	$16.09	$19.65	$19.47
Total Return (%)[2]	3.71	[3]	5.24	3.77	(7.64)	14.92	7.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$126,162		$131,174	$150,186	$166,136	$200,806	$195,463
Ratios of expenses to average net assets (%)	0.27	[4]	0.27	0.54	0.73	0.72	0.72
Ratio of net investment income to average net assets (%)	4.38	[4]	6.22	2.72	2.18	1.64	2.04
Portfolio turnover (%)[5]	16	[3]	11	118	32	34	31

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$13.27		$13.84	$15.85	$19.39	$19.27	$18.92
Net investment income	0.28	[1]	0.84 [1]	0.42	0.37	0.32	0.27
Net realized and unrealized gain (loss) on investments	0.19		(0.16)	0.12	(1.88)	2.48	1.12
Total from investment operations	0.47		0.68	0.54	(1.51)	2.80	1.39
Less Distributions From:
Net investment income	(0.17)		(0.85)	(0.40)	(0.36)	(0.36)	(0.37)
Capital gains	(0.01)		(0.40)	(2.15)	(1.67)	(2.32)	(0.67)
Total distributions	(0.18)		(1.25)	(2.55)	(2.03)	(2.68)	(1.04)
Net increase (decrease) in net asset value	0.29		(0.57)	(2.01)	(3.54)	0.12	0.35
Net Asset Value at end of period	$13.56		$13.27	$13.84	$15.85	$19.39	$19.27
Total Return (%)[2]	3.58	[3]	4.98	3.51	(7.87)	14.64	7.50
Net Assets at end of period (in 000’s)	$17,911		$19,171	$21,959	$25,053	$29,739	$29,102
Ratios of expenses to average net assets (%)	0.52	[4]	0.52	0.79	0.98	0.97	0.97
Ratio of net investment income to average net assets (%)	4.11	[4]	5.98	2.46	1.93	1.39	1.79
Portfolio turnover (%)[5]	16	[3]	11	118	32	34	31

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

CORE BOND FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$8.23		$8.41	$8.20	$9.74	$10.30	$9.89
Income from Investment Operations:
Net investment income	0.16	[1]	0.30 [1]	0.26	0.23	0.20	0.26
Net realized and unrealized gain (loss) on investments	0.15		(0.16)	0.23	(1.50)	(0.37)	0.62
Total from investment operations	0.31		0.14	0.49	(1.27)	(0.17)	0.88
Less Distributions From:
Net investment income	(0.03)		(0.32)	(0.28)	(0.23)	(0.23)	(0.28)
Capital gains	–		–	–	(0.04)	(0.16)	(0.19)
Total distributions	(0.03)		(0.32)	(0.28)	(0.27)	(0.39)	(0.47)
Net increase (decrease) in net asset value	0.28		(0.18)	0.21	(1.54)	(0.56)	0.41
Net Asset Value at end of period	$8.51		$8.23	$8.41	$8.20	$9.74	$10.30
Total Return (%)[2]	3.85	[3]	1.52	6.16	(13.17)	(1.58)	8.97
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,454		$53,343	$61,642	$67,311	$85,758	$92,471
Ratios of expenses to average net assets (%)	0.58	[4]	0.57	0.57	0.58	0.57	0.57
Ratio of net investment income to average net assets (%)	3.73	[4]	3.55	3.18	2.40	1.97	2.23
Portfolio turnover (%)[5]	8	[3]	16	25	27	34	44

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$8.17		$8.36	$8.15	$9.69	$10.25	$9.84
Income from Investment Operations:
Net investment income	0.15	[1]	0.28 [1]	0.24	0.12	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.15		(0.17)	0.23	(1.41)	(0.25)	0.74
Total from investment operations	0.30		0.11	0.47	(1.29)	(0.18)	0.85
Less Distributions From:
Net investment income	(0.02)		(0.30)	(0.26)	(0.21)	(0.22)	(0.25)
Capital gains	–		–	–	(0.04)	(0.16)	(0.19)
Total distributions	(0.02)		(0.30)	(0.26)	(0.25)	(0.38)	(0.44)
Net increase (decrease) in net asset value	0.28		(0.19)	0.21	(1.54)	(0.56)	0.41
Net Asset Value at end of period	$8.45		$8.17	$8.36	$8.15	$9.69	$10.25
Total Return (%)[2]	3.73	[3]	1.27	5.89	(13.38)	(1.83)	8.70
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,301		$11,922	$13,329	$15,043	$19,379	$23,721
Ratios of expenses to average net assets (%)	0.83	[4]	0.82	0.82	0.83	0.82	0.82
Ratio of net investment income to average net assets (%)	3.48	[4]	3.30	2.93	2.15	1.72	1.98
Portfolio turnover (%)[5]	8	[3]	16	25	27	34	44

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP VALUE FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$23.37		$22.77	$23.35	$27.33	$23.34	$25.08
Income from Investment Operations:
Net investment income	0.24	[1]	0.53 [1]	0.55	0.63	0.49	0.40
Net realized and unrealized gain (loss) on investments	0.82		1.27	0.03	(1.96)	4.71	(1.46)
Total from investment operations	1.06		1.80	0.58	(1.33)	5.20	(1.06)
Less Distributions From:
Net investment income	(0.06)		(0.54)	(0.58)	(0.61)	(0.49)	(0.38)
Capital gains	(0.06)		(0.66)	(0.58)	(2.04)	(0.72)	(0.30)
Total distributions	(0.12)		(1.20)	(1.16)	(2.65)	(1.21)	(0.68)
Net increase (decrease) in net asset value	0.94		0.60	(0.58)	(3.98)	3.99	(1.74)
Net Asset Value at end of period	$24.31		$23.37	$22.77	$23.35	$27.33	$23.34
Total Return (%)[2]	4.55	[3]	8.02	2.56	(4.91)	22.36	(3.99)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$163,230		$176,707	$185,880	$202,492	$239,621	$220,518
Ratios of expenses to average net assets (%)	0.63	[4]	0.63	0.62	0.63	0.62	0.62
Ratio of net investment income to average net assets (%)	2.02	[4]	2.25	2.30	2.33	1.78	1.74
Portfolio turnover (%)[5]	7	[3]	20	28	29	32	87

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$22.89		$22.33	$22.91	$26.87	$22.99	$24.72
Income from Investment Operations:
Net investment income	0.20	[1]	0.46 [1]	0.37	0.42	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.81		1.24	0.15	(1.80)	4.81	(1.33)
Total from investment operations	1.01		1.70	0.52	(1.38)	5.05	(1.10)
Less Distributions From:
Net investment income	(0.03)		(0.48)	(0.52)	(0.54)	(0.45)	(0.33)
Capital gains	(0.06)		(0.66)	(0.58)	(2.04)	(0.72)	(0.30)
Total distributions	(0.09)		(1.14)	(1.10)	(2.58)	(1.17)	(0.63)
Net increase (decrease) in net asset value	0.92		0.56	(0.58)	(3.96)	3.88	(1.73)
Net Asset Value at end of period	$23.81		$22.89	$22.33	$22.91	$26.87	$22.99
Total Return (%)[2]	4.42	[3]	7.75	2.31	(5.14)	22.05	(4.23)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,567		$1,823	$2,010	$2,296	$3,128	$3,388
Ratios of expenses to average net assets (%)	0.88	[4]	0.88	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.77	[4]	2.00	2.04	2.06	1.52	1.48
Portfolio turnover (%)[5]	7	[3]	20	28	29	32	87

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP GROWTH FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$23.04		$21.63	$18.79	$23.42	$21.11	$20.17
Income from Investment Operations:
Net investment income	0.04	[1]	0.15 [1]	0.07	0.07	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.44		3.37	4.84	(3.21)	4.68	2.61
Total from investment operations	0.48		3.52	4.91	(3.14)	4.78	2.70
Less Distributions From:
Net investment income	(0.02)		(0.15)	(0.07)	(0.08)	(0.08)	(0.09)
Capital gains	(0.19)		(1.96)	(2.00)	(1.41)	(2.39)	(1.67)
Total distributions	(0.21)		(2.11)	(2.07)	(1.49)	(2.47)	(1.76)
Net increase (decrease) in net asset value	0.27		1.41	2.84	(4.63)	2.31	0.94
Net Asset Value at end of period	$23.31		$23.04	$21.63	$18.79	$23.42	$21.11
Total Return (%)[2]	2.07	[3]	16.41	26.38	(13.45)	22.96	13.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$172,825		$191,639	$189,065	$166,176	$213,648	$198,560
Ratios of expenses to average net assets (%)	0.83	[4]	0.83	0.82	0.83	0.82	0.82
Ratio of net investment income to average net assets (%)	0.30	[4]	0.63	0.36	0.30	0.40	0.43
Portfolio turnover (%)[5]	15	[3]	9	13	12	16	29

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
	6/30/25		2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$22.12		$20.86	$18.19	$22.73	$20.57	$19.71
Income from Investment Operations:
Net investment income	0.00	[1,6]	0.08 [1]	(0.09)	(0.05)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.43		3.25	4.80	(3.05)	4.64	2.59
Total from investment operations	0.43		3.33	4.71	(3.10)	4.60	2.58
Less Distributions From:
Net investment income	-		(0.11)	(0.04)	(0.03)	(0.05)	(0.05)
Capital gains	(0.19)		(1.96)	(2.00)	(1.41)	(2.39)	(1.67)
Total distributions	(0.19)		(2.07)	(2.04)	(1.44)	(2.44)	(1.72)
Net increase (decrease) in net asset value	0.24		1.26	2.67	(4.54)	2.16	0.86
Net Asset Value at end of period	$22.36		$22.12	$20.86	$18.19	$22.73	$20.57
Total Return (%)[2]	1.94	[3]	16.12	26.07	(13.67)	22.66	13.65
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,935		$8,703	$9,811	$10,324	$14,667	$15,900
Ratios of expenses to average net assets (%)	1.08	[4]	1.08	1.07	1.08	1.07	1.07
Ratio of net investment income to average net assets (%)	1.08	[4]	0.36	0.09	0.04	0.17	0.19
Portfolio turnover (%)[5]	15	[3]	9	13	12	16	29

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

6Amounts represent less than $ 0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MID CAP FUND

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/25	2024	2023	2022	2021	2020
CLASS I
Net Asset Value at beginning of period	$17.02	$18.47	$15.79	$19.99	$17.97	$18.38
Income from Investment Operations:
Net investment income income	(0.00)[1,2]	0.13 [2]	0.02	(0.02)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.09	1.82	4.18	(2.61)	4.62	1.66
Total from investment operations	0.09	1.95	4.20	(2.63)	4.63	1.65
Less Distributions From:
Net investment income	(0.01)	(0.13)	(0.03)	–	–	–
Capital gains	(0.84)	(3.27)	(1.49)	(1.57)	(2.61)	(2.06)
Total distributions	(0.85)	(3.40)	(1.52)	(1.57)	(2.61)	(2.06)
Net increase (decrease) in net asset value	(0.76)	(1.45)	2.68	(4.20)	2.02	(0.41)
Net Asset Value at end of period	$16.26	$17.02	$18.47	$15.79	$19.99	$17.97
Total Return (%)[3]	0.59 [4]	10.84	26.85	(13.17)	26.39	9.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$118,636	$138,093	$149,182	$133,928	$176,437	$164,068
Ratios of expenses to average net assets (%)	0.93 [5]	0.92	0.92	0.93	0.92	0.92
Ratio of net investment income to average net assets (%)	0.07 [5]	0.66	0.08	(0.15)	0.06	(0.07)
Portfolio turnover (%)[6]	11 [4]	15	13	17	25	24

	(unaudited)
	Six-Months	Year Ended December 31,
	Ended
	6/30/25	2024	2023	2022	2021	2020
CLASS II
Net Asset Value at beginning of period	$15.76	$17.35	$14.92	$19.04	$17.26	$17.77
Income from Investment Operations:
Net investment income	(0.01)[2]	0.07 [2]	(0.17)	(0.14)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	0.07	1.71	4.09	(2.41)	4.53	1.65
Total from investment operations	0.06	1.78	3.92	(2.55)	4.39	1.55
Less Distributions From:
Net investment income	–	(0.10)	–	–	–	–
Capital gains	(0.84)	(3.27)	(1.49)	(1.57)	(2.61)	(2.06)
Total distributions	(0.84)	(3.37)	(1.49)	(1.57)	(2.61)	(2.06)
Net increase (decrease) in net asset value	(0.78)	(1.59)	2.43	(4.12)	1.78	(0.51)
Net Asset Value at end of period	$14.98	$15.76	$17.35	$14.92	$19.04	$17.26
Total Return (%)[3]	0.46 [4]	10.57	26.53	(13.39)	26.08	9.41
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,503	$3,830	$4,578	$4,595	$6,487	$7,069
Ratios of expenses to average net assets (%)	1.18 [5]	1.17	1.17	1.18	1.17	1.17
Ratio of net investment income to average net assets (%)	(0.18)[5]	0.39	(0.18)	(0.41)	(0.17)	(0.31)
Portfolio turnover (%)[6]	11 [4]	15	13	17	25	24

1Amounts represent less than $ (0.005) per share.

2Per share amounts have been calculated using the average shares method.

3These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2020 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended 6/30/25		2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$6.40		$6.41	$6.45	$7.60	$7.87	$7.83
Income from Investment Operations:
Net investment income	0.10	[1]	0.23 [1]	0.24	0.17	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.21		(0.01)	0.03	(1.15)	(0.02)	0.60
Total from investment operations	0.31		0.22	0.27	(0.98)	0.11	0.69
Less Distributions From:
Net investment income	(0.03)		(0.23)	(0.31)	(0.11)	(0.10)	(0.13)
Capital gains	–		–	–	(0.06)	(0.28)	(0.52)
Total distributions	(0.03)		(0.23)	(0.31)	(0.17)	(0.38)	(0.65)
Net increase (decrease) in net asset value	0.28		(0.01)	(0.04)	(1.15)	(0.27)	0.04
Net Asset Value at end of period	$6.68		$6.40	$6.41	$6.45	$7.60	$7.87
Total Return (%)[2]	4.81	[3]	3.48	4.17	(13.00)	1.45	8.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$10,973		$13,715	$15,410	$18,687	$27,014	$35,685
Ratios of expenses to average net assets (%)	0.31	[4]	0.31	0.30	0.31	0.31	0.30
Ratio of net investment income to average net assets (%)	2.97	[4]	3.46	3.16	2.17	1.54	1.14
Portfolio turnover (%)[5]	9	[3]	39	231	305	210	318

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2030 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended 6/30/25		2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$7.19		$7.01	$6.95	$8.15	$8.18	$7.89
Income from Investment Operations:
Net investment income	0.10	[1]	0.22 [1]	0.22	0.19	0.29	0.09
Net realized and unrealized gain (loss) on investments	0.27		0.17	0.17	(1.14)	0.29	0.82
Total from investment operations	0.37		0.39	0.39	(0.95)	0.58	0.91
Less Distributions From:
Net investment income	(0.03)		(0.21)	(0.32)	(0.18)	(0.20)	(0.12)
Capital gains	–		–	–	(0.07)	(0.41)	(0.50)
Return of Capital	–		–	(0.01)	–	–	–
Total distributions	(0.03)		(0.21)	(0.33)	(0.25)	(0.61)	(0.62)
Net increase (decrease) in net asset value	0.34		0.18	0.06	(1.20)	(0.03)	0.29
Net Asset Value at end of period	$7.53		$7.19	$7.01	$6.95	$8.15	$8.18
Total Return (%)[2]	5.14	[3]	5.47	5.72	(11.79)	7.20	11.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$50,934		$51,649	$55,775	$56,944	$71,328	$70,125
Ratios of expenses to average net assets (%)	0.31	[4]	0.31	0.30	0.31	0.31	0.30
Ratio of net investment income to average net assets (%)	2.62	[4]	2.96	3.03	2.38	3.40	1.09
Portfolio turnover (%)[5]	13	[3]	38	220	303	215	372

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended 6/30/25		2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$6.81		$6.46	$6.33	$7.49	$7.52	$7.21
Income from Investment Operations:
Net investment income	0.08	[1]	0.17 [1]	0.19	0.18	0.31	0.08
Net realized and unrealized gain (loss) on investments	0.31		0.33	0.23	(1.01)	0.36	0.81
Total from investment operations	0.39		0.50	0.42	(0.83)	0.67	0.89
Less Distributions From:
Net investment income	(0.02)		(0.15)	(0.27)	(0.17)	(0.21)	(0.10)
Capital gains	–		–	(0.00)[2]	(0.16)	(0.49)	(0.48)
Return of Capital	–		–	(0.02)	–	–	–
Total distributions	(0.02)		(0.15)	(0.29)	(0.33)	(0.70)	(0.58)
Net increase (decrease) in net asset value	0.37		0.35	0.13	(1.16)	(0.03)	0.31
Net Asset Value at end of period	$7.18		$6.81	$6.46	$6.33	$7.49	$7.52
Total Return (%)[3]	5.66	[4]	7.78	6.70	(11.35)	8.91	12.51
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$42,381		$41,180	$38,064	$36,024	$40,984	$41,990
Ratios of expenses to average net assets (%)	0.31	[5]	0.31	0.30	0.31	0.31	0.30
Ratio of net investment income to average net assets (%)	2.18	[5]	2.50	2.84	2.57	3.71	1.08
Portfolio turnover (%)[6]	18	[4]	43	210	309	209	367

1Per share amounts have been calculated using the average shares method.

2Amounts represent less than $ (0.005) per share.

3These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4Not annualized.

5Annualized.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

MADISON TARGET RETIREMENT 2050 FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended 6/30/25		2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$12.11		$11.32	$11.01	$13.21	$13.00	$12.37
Income from Investment Operations:
Net investment income	0.12	[1]	0.27 [1]	0.29	0.33	0.57	0.13
Net realized and unrealized gain (loss) on investments	0.61		0.75	0.53	(1.76)	0.74	1.43
Total from investment operations	0.73		1.02	0.82	(1.43)	1.31	1.56
Less Distributions From:
Net investment income	(0.04)		(0.23)	(0.48)	(0.33)	(0.38)	(0.18)
Capital gains	–		–	(0.02)	(0.44)	(0.72)	(0.75)
Return of Capital	–		–	(0.01)	–	–	–
Total distributions	(0.04)		(0.23)	(0.51)	(0.77)	(1.10)	(0.93)
Net increase (decrease) in net asset value	0.69		0.79	0.31	(2.20)	0.21	0.63
Net Asset Value at end of period	$12.80		$12.11	$11.32	$11.01	$13.21	$13.00
Total Return (%)[2]	5.96	[3]	9.04	7.60	(11.04)	10.22	12.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$36,499		$35,846	$32,365	$28,467	$34,283	$30,437
Ratios of expenses to average net assets (%)	0.31	[4]	0.31	0.30	0.31	0.30	0.30
Ratio of net investment income to average net assets (%)	1.98	[4]	2.25	2.71	2.63	4.34	1.07
Portfolio turnover (%)[5]	19	[3]	37	226	329	228	390

1Per share amounts have been calculated using the average shares method.

2These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3Not annualized.

4Annualized.

5Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 12 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds are the Core Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, and Mid Cap Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund and Diversified Income Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the Funds’ investment adviser.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer Class I shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of TruStage Financial Group, Inc. (“TruStage”) and to qualified pension and retirement plans of TruStage. The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with TruStage. The Trust does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies (ASC 946).

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded Funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - continued

matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

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Notes to Financial Statements (unaudited) - continued

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a Fund to designate a Fund’s investment adviser as valuation designee to perform a Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a Fund’s investment adviser fair value determinations. The Board has designated the Funds’ Investment Adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. Fixed income securities either newly issued or not being priced for various reasons by one of our approved pricing sources may also be fair valued. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Segment Reporting: The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s Investment Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Investment Adviser, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

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Notes to Financial Statements (unaudited) - continued

Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the Fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2025, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund may invest in foreign currency transactions. Such funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. As of June 30, 2025, none of the Funds had open foreign currency transactions.

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - continued

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. As of June 30, 2025, there were no illiquid securities held in the Funds.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. During the period ended June 30, 2025, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

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Notes to Financial Statements (unaudited) - continued

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2025, in valuing the Funds’ investments carried at fair value (please see the portfolio of Investments for each fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/25
Conservative Allocation
Exchange Traded Funds	$22,466,999	$–	$–	$22,466,999
Investment Companies	23,893,867	–	–	23,893,867
Short-Term Investments	1,358,877	–	–	1,358,877
	47,719,743	–	–	47,719,743
Moderate Allocation
Exchange Traded Funds	55,752,216	–	–	55,752,216
Investment Companies	42,959,421	–	–	42,959,421
Short-Term Investments	6,792,233	–	–	6,792,233
	105,503,870	–	–	105,503,870

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Notes to Financial Statements (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/25
Aggressive Allocation
Exchange Traded Funds	$26,726,229	$–	$–	$26,726,229
Investment Companies	13,159,284	–	–	13,159,284
Short-Term Investments	3,571,889	–	–	3,571,889
	43,457,402	–	–	43,457,402
Diversified Income
Commercial Mortgage-Backed Securities	–	–	–	–
Exchange Traded Funds	143,254,426	–	–	143,254,426
Mortgage Backed Securities	–	16,842	–	16,842
Short-Term Investments	2,004,406	–	–	2,004,406
	145,258,832	16,842	–	145,275,674
Core Bond
Asset Backed Securities	–	650,821	–	650,821
Collateralized Mortgage Obligations	–	3,504,613	–	3,504,613
Commercial Mortgage-Backed Securities	–	411,134	–	411,134
Corporate Notes and Bonds	–	13,797,200	–	13,797,200
Foreign Corporate Bonds	–	1,680,986	–	1,680,986
Mortgage Backed Securities	–	22,127,479	–	22,127,479
U.S. Government and Agency Obligations	–	10,162,561	–	10,162,561
Short-Term Investments	1,299,464	–	–	1,299,464
	1,299,464	52,334,794	–	53,634,258
Large Cap Value
Common Stocks	162,254,429	–	–	162,254,429
Short-Term Investments	2,613,412	–	–	2,613,412
	164,867,841	–	–	164,867,841
Large Cap Growth
Common Stocks	177,084,943	–	–	177,084,943
Short-Term Investments	3,704,865	–	–	3,704,865
	180,789,808	–	–	180,789,808
Mid Cap
Common Stocks	116,638,224	–	–	116,638,224
Short-Term Investments	5,611,413	–	–	5,611,413
	122,249,637	–	–	122,249,637

Madison Target Retirement 2020 Fund	$10,972,142	$–	$–	$10,972,142
Madison Target Retirement 2030 Fund	50,919,355	–	–	50,919,355
Madison Target Retirement 2040 Fund	42,356,163	–	–	42,356,163
Madison Target Retirement 2050 Fund	36,479,637	–	–	36,479,637

1 See respective portfolio of Investments for underlying holdings in each Fund. For additional Fund’s information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission website at http://www.sec.gov.

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Notes to Financial Statements (unaudited) - continued

4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Investment Advisory Agreements: For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of June 30, 2025:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	Madison Target Retirement 2020	0.25%
Diversified Income	0.25%	Madison Target Retirement 2030	0.25%
Core Bond	0.55%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these Funds does not cover, and therefore these Funds pay directly for, the following fees and expenses: (i) fees and expenses of the Independent Trustees; (ii) fees and expenses of the Trust’s independent registered public accountant; (iii) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (iv) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (v) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the Independent Trustees, (these expenses are collectively referred to as “Direct Fund Expenses”).

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these Funds, the Investment Adviser is only responsible for providing investment management services to the Funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

Under the Investment Advisory Agreements for the Core Funds, the Allocation Funds, and the Target Date Funds, the Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of its management fee and/or reimburse a Fund’s operating expenses to ensure that the Fund’s operating expenses do not exceed certain expense limitations. Any fees waived or reimbursed are not subject to later recoupment by the Investment Adviser. The Investment Adviser may also permanently reduce the amount of the management fee for one or more Funds under such terms as it may determine by written notice thereof to the Trust.

In connection with the most recent approval by the Board of Trustees of the Investment Advisory Agreements, the Investment Adviser contractually agreed to enter into an Operating Expense Limitation Agreement with the Trust, on behalf of the Funds, under which the Investment Adviser agreed to waive its management fees and/ or reimburse expenses of each Fund to the extent necessary to limit each class of each Fund’s total operating expenses (excluding certain expenses described below) to the annual rate set forth in the Funds’ then-currently effective prospectus (i.e., the prospectus dated May 1, 2024, as supplemented). The Operating Expense Limitation Agreement became effective for all Funds on December 1, 2023, and will remain in place until at least November 30, 2025. For the period ended June 30, 2025, the Investment Adviser did not waive any of its management fees and/or reimburse Fund expenses because all Funds operated under the fee cap during the period. Expenses excluded from the fee cap in the Operating Expense Limitation Agreement are as follows:

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - continued

Core Funds and Allocation Funds: Excluded expenses are those expenses assumed by the Funds as provided in Section 4(b) of the relevant Investment Advisory Agreement. Such expenses consist of those expenses identified as “Direct Fund Expenses,” above.

Target Date Funds: Excluded expenses consist of the following: any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses such as litigation, and other “Excluded Expenses” (as defined in the Administrative Services Agreement, described below).

Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee pursuant to the terms of a separate Administrative Services Agreement. Under this agreement, the Investment Adviser has agreed to provide or arrange to have a third party provide the Target Date Funds with such services as they may require in the conduct of their business, to the extent that the Investment Adviser, acting as the Funds’ investment adviser, has not undertaken to provide such services. Services to the Target Date Funds under the Administrative Services Agreement include transfer agent services; fund administrator services; fund accountant services; services of the Trust’s independent public accountants; services of legal counsel to the Trust and the Independent Trustees; and such other services necessary to conduct the Funds’ business. In exchange for these services, each Target Date Fund pays the Investment Adviser a fee, which is computed daily and paid monthly, at an annualized rate of 0.05% the average daily value of the net assets of each Target Date Fund. Not included in this fee and, therefore, the responsibility of the Target Date Funds, are the following fees and expenses: (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to overdrafts of any line of credit maintained with its custodian or another entity for investment purposes); (iii) the costs associated with investment by the Target Date Funds in other investment companies (i.e., acquired fund fees); and (iv) the compensation of Trust’s Independent Trustees (these expenses are collectively referred to as “Excluded Expenses”).

Other Expenses: Due to the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Administrative Services Agreement arrangement in place with respect to the Target Date Funds, the Core Funds and the Allocation Funds are directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the Target Date Funds are directly responsible.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each Fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. For the period ended June 30, 2025, no fees were waived. MFD does not have the right to recoup waived fees.

Officers and Trustees: Certain officers and Trustees of the Trust may also be officers, directors and/or employees of the Adviser or its affiliates. The Trust does not compensate its officers or Trustees who are officers, directors and/ or employees of the Adviser or its affiliates. The Independent Trustees fees are a direct expense of the Funds which is included in the “Trustee fees” line item on the Statements of Operations. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.

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Notes to Financial Statements (unaudited) - continued

5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

6. SECURITIES TRANSACTIONS

For the period ended June 30, 2025, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$9,052,410	$11,807,632
Moderate Allocation	–	–	25,407,832	32,686,190
Aggressive Allocation	–	–	10,438,088	11,438,155
Diversified Income	–	244	23,652,296	30,188,378
Core Bond	3,694,321	7,637,977	1,023,465	7,025,330
Large Cap Value	–	–	12,073,105	31,573,313
Large Cap Growth	–	–	28,465,831	52,234,438
Mid Cap	–	–	14,050,050	33,533,106
Madison Target Retirement 2020	–	–	1,027,884	3,945,705
Madison Target Retirement 2030	–	–	6,496,097	8,809,878
Madison Target Retirement 2040	–	–	7,121,847	7,765,386
Madison Target Retirement 2050	–	–	6,379,285	7,118,037

7. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

8. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized Funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - continued

non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of June 30, 2025, the aggregate fair value of securities on loan for the Trust was $23,159,402. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S.treasuries or other U.S. government securities. See below for fair value on loan and collateral breakout for each Fund and each respective Fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral[1]	Non-Cash Collateral[1]
Conservative Allocation	$1,678,713	$913,695	$800,072
Moderate Allocation	3,824,490	3,545,191	355,205
Aggressive Allocation	2,075,446	1,931,648	191,607
Diversified Income	7,115,160	1,088,375	6,218,526
Core Bond	193,305	196,490	–
Large Cap Growth	5,339,463	–	5,447,235
Mid Cap	2,932,825	–	3,030,023

1Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions[1]
Conservative Allocation Fund
Common Stocks	$913,695	$—	$—	$—	$913,695
Total Borrowings	$913,695	$—	$—	$—	$913,695
Gross amount of recognized liabilities for securities lending transactions					$913,695

Moderate Allocation Fund
Common Stocks	$3,545,191	$—	$—	$—	$3,545,191
Total Borrowings	$3,545,191	$—	$—	$—	$3,545,191
Gross amount of recognized liabilities for securities lending transactions					$3,545,191

Aggressive Allocation Fund
Common Stocks	$1,931,648	$—	$—	$—	$1,931,648
Total Borrowings	$1,931,648	$—	$—	$—	$1,931,648
Gross amount of recognized liabilities for securities lending transactions					$1,931,648

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Notes to Financial Statements (unaudited) - continued

	Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Diversified Income Fund
Common Stocks	$1,088,375	$—	$—	$—	$1,088,375
Total Borrowings	$1,088,375	$—	$—	$—	$1,088,375
Gross amount of recognized liabilities for securities lending transactions					$1,088,375

Core Bond Fund
Corporate Bonds	$196,490	$—	$—	$—	$196,490
Total Borrowings	$196,490	$—	$—	$—	$196,490
Gross amount of recognized liabilities for securities lending transactions					$196,490

1 Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

9. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2025. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2021 through October 31, 2024.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as December 31, 2024 which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No-Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$4,005,544	$1,770,530
Core Bond	367,965	5,355,172
Madison Target Retirement 2020	2,176,408	820,842
Madison Target Retirement 2030	2,678,365	1,125,439
Madison Target Retirement 2040	1,390,852	302,228
Madison Target Retirement 2050	1,131,960	274,974

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - continued

At June 30, 2025, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,120,235	$(1,588,637)	$1,531,598
Moderate Allocation	13,602,717	(2,406,545)	11,196,172
Aggressive Allocation	6,778,291	(545,855)	6,232,436
Diversified Income	5,099,882	(1,863,351)	3,236,531
Core Bond	459,819	(3,793,922)	(3,334,103)
Large Cap Value	40,616,340	(3,047,532)	37,568,808
Large Cap Growth	78,836,786	(1,589,523)	77,247,263
Mid Cap	59,876,568	(249,024)	59,627,544
Madison Target Retirement 2020	471,921	(27,761)	444,160
Madison Target Retirement 2030	3,783,795	(160,610)	3,623,185
Madison Target Retirement 2040	4,230,703	(152,479)	4,078,224
Madison Target Retirement 2050	4,312,343	(149,984)	4,162,359

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2025, are owned by separate investment accounts and/or pension plans of TruStage.

The Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies. Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2025 follows:

Fund/Underlying Fund	Beginning value as of 12/31/2024	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 6/30/2025	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class R6	$19,488,271	$–	$–	$–	$419,815	$19,908,086	2,209,555	$378,626	$–
Madison Large Cap Fund Class R6	–	–	(1,224,827)	(11,240)	73,855	3,985,781	133,304	–	–
Totals	$24,636,264	$–	$(1,224,827)	$(11,240)	$493,670	23,893,867		$378,626	$–
Moderate Allocation Fund
Madison Core Bond Fund Class R6	27,172,934	–	–	–	585,358	27,758,292	3,080,832	527,927	–
Madison Large Cap Fund Class R6	–	–	(4,556,043)	640,992	(394,895)	14,095,634	471,426	–	–
Madison Mid Cap Fund Class R6	1,095,108	–	–	–	10,387	1,105,495	64,915	–	–
Totals	$46,673,623	$–	$(4,556,043)	$640,992	$200,850	42,959,421		$527,927	$–

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - continued

Fund/Underlying Fund	Beginning value as of 12/31/24	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 6/30/2025	Shares	Dividend Income	Distributions Received[1]

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	$5,374,007	$644,996	$(374,208)	$(78,022)	$198,487	$5,765,260	639,873	$109,149	$–
Madison Large Cap Fund Class R6	–	125,000	(1,383,690)	93,157	65,022	6,848,307	229,040	–	–
Madison Mid Cap Fund Class R6	825,556	–	(246,284)	87,796	(121,351)	545,717	32,044	–	–
Totals	$14,148,380	$769,996	$(2,004,182)	$102,931	$142,158	13,159,284		$109,149	$–
Diversified Income Fund
Madison Aggregate Bond ETF	27,081,000	298,913	(2,026,955)	5,204	405,587	25,763,749	1,265,000	594,791	–
Madison Covered Call ETF	29,846,208	1,300,050	(6,646,640)	(874,535)	348,667	22,673,700	1,220,000	789,000	–
Madison Dividend Value ETF	26,028,800	–	(1,096,875)	107,500	1,057,024	27,396,499	1,235,000	237,229	–
Madison Short-Term Strategic Income ETF	31,796,875	–	–	–	428,281	32,225,156	1,562,500	732,875	–
Totals	$114,752,883	$1,598,963	$(9,770,470)	$(761,831)	$2,239,559	108,059,104		$2,353,895	$–

1Distributions received include distributions from net investment income and from capital gains from the underlying funds.

11. CONCENTRATION OF RISKS

Investing in certain financial instruments involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - concluded

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds. Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other Funds with a similar investment objective.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a Fund that does not invest in derivatives.

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent month and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and interest rate levels, the possibility of a national or global recession, trade tensions, political events, and wars in Europe and in the Middle East. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the value of the Funds’ portfolio holdings.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Ultra Series Fund | June 30, 2025

Notes to Financial Statements (unaudited) - concluded

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The registrant discloses remuneration paid to directors, officers, and others as part of the financial statements included in item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no investment advisory contracts for the registrant’s board of directors to approve during the Fund’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not normally hold shareholder meetings. There have been no changes to the registrant's procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

The registrant did not require an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1.

Item 19. Exhibits.

(a)	(1) Code of ethics – See Item 2.

(2) Not applicable.

(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(4) Not applicable.

(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steve J. Fredricks

Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: August 29, 2025

/s/ Greg D. Hoppe

Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: August 29, 2025